JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 57.7%
FHLMC
Pool # 645242, ARM, 3.77%, 1/1/2030(a)	5		5
Pool # 781087, ARM, 3.98%, 12/1/2033(a)	56		57
Pool # 1B1665, ARM, 3.64%, 4/1/2034(a)	32		33
Pool # 782979, ARM, 3.88%, 1/1/2035(a)	66		69
Pool # 1B2844, ARM, 3.58%, 3/1/2035(a)	38		38
Pool # 1Q0007, ARM, 2.81%, 12/1/2035(a)	33		33
Pool # 972200, ARM, 3.16%, 3/1/2036(a)	60		61
Pool # 1J1380, ARM, 3.96%, 3/1/2036(a)	42		45
Pool # 1H2618, ARM, 3.23%, 5/1/2036(a)	40		42
Pool # 1G2557, ARM, 3.51%, 6/1/2036(a)	115		122
Pool # 1A1085, ARM, 2.15%, 8/1/2036(a)	62		64
Pool # 1Q0105, ARM, 2.60%, 9/1/2036(a)	39		41
Pool # 1A1096, ARM, 2.02%, 10/1/2036(a)	116		121
Pool # 1N0249, ARM, 2.03%, 10/1/2036(a)	18		18
Pool # 1B7163, ARM, 2.57%, 10/1/2036(a)	3		3
Pool # 1J1348, ARM, 2.74%, 10/1/2036(a)	111		111
Pool # 1Q0737, ARM, 2.47%, 11/1/2036(a)	68		69
Pool # 782760, ARM, 2.49%, 11/1/2036(a)	123		130
Pool # 1G2671, ARM, 3.38%, 11/1/2036(a)	53		54
Pool # 1J1378, ARM, 3.76%, 11/1/2036(a)	62		64
Pool # 1G1386, ARM, 3.66%, 12/1/2036(a)	23		25
Pool # 1J1516, ARM, 3.70%, 2/1/2037(a)	22		23
Pool # 1J0282, ARM, 3.88%, 2/1/2037(a)	42		42
Pool # 1J1543, ARM, 4.10%, 2/1/2037(a)	6		5
Pool # 1G1555, ARM, 4.13%, 2/1/2037(a)	25		27
Pool # 1Q0739, ARM, 2.43%, 3/1/2037(a)	108		114
Pool # 1Q0697, ARM, 2.19%, 5/1/2037(a)	58		60
Pool # 1B3485, ARM, 2.66%, 7/1/2037(a)	14		14
Pool # 1G2229, ARM, 2.36%, 9/1/2037(a)	24		24
Pool # 1K0134, ARM, 2.73%, 10/1/2037(a)	6		6
Pool # 1Q0722, ARM, 3.95%, 4/1/2038(a)	42		45
Pool # 1Q0789, ARM, 3.75%, 5/1/2038(a)	14		15
FHLMC Gold Pools, 15 Year
Pool # G13753, 5.50%, 2/1/2021	—	(b)	—	(b)
Pool # G13073, 6.00%, 7/1/2021	1		1
Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)
Pool # G12825, 6.50%, 3/1/2022	3		3
Pool # G12978, 5.50%, 12/1/2022	38		39
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	252		282
Pool # C91158, 6.50%, 1/1/2028	173		190
Pool # C91180, 5.50%, 3/1/2028	85		95
Pool # D98938, 4.00%, 2/1/2032	426		456
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	1		1
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	23		26
Pool # G03029, 6.00%, 10/1/2029	42		47
Pool # C68485, 7.00%, 7/1/2032	19		22
Pool # G01448, 7.00%, 8/1/2032	34		40
Pool # C75791, 5.50%, 1/1/2033	82		94
Pool # C01735, 4.00%, 10/1/2033	59		64
Pool # A13625, 5.50%, 10/1/2033	250		294
Pool # A16253, 6.00%, 11/1/2033	28		31
Pool # A16843, 6.00%, 12/1/2033	64		74
Pool # A24712, 6.50%, 7/1/2034	53		59
Pool # A28796, 6.50%, 11/1/2034	100		118
Pool # A46417, 7.00%, 4/1/2035	229		278
Pool # A46987, 5.50%, 7/1/2035	480		561
Pool # A80290, 5.00%, 11/1/2035	579		673

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # G05713, 6.50%, 12/1/2035	474		545
Pool # A54679, 6.50%, 6/1/2036	33		39
Pool # C02637, 7.00%, 10/1/2036	147		173
Pool # C02660, 6.50%, 11/1/2036	83		97
Pool # G04077, 6.50%, 3/1/2038	148		173
Pool # G05190, 7.50%, 9/1/2038	24		28
Pool # C03466, 5.50%, 3/1/2040	134		156
Pool # A93511, 5.00%, 8/1/2040	1,185		1,371
Pool # G06493, 4.50%, 5/1/2041	1,788		2,007
Pool # G60039, 3.00%, 4/1/2043	5,960		6,401
Pool # G60105, 5.00%, 6/1/2044	2,476		2,874
Pool # Q37784, 3.50%, 12/1/2045	1,518		1,632
Pool # Q39412, 3.50%, 3/1/2046	1,213		1,303
Pool # Q40797, 3.50%, 5/1/2046	2,035		2,180
Pool # Q40922, 3.50%, 6/1/2046	981		1,051
Pool # Q42079, 3.50%, 7/1/2046	1,547		1,650
Pool # V84637, 4.00%, 9/1/2048	1,549		1,655
Pool # Q61709, 4.50%, 2/1/2049	3,754		4,079
Pool # Q62088, 4.50%, 2/1/2049	937		1,044
FHLMC Gold Pools, Other
Pool # G80208, Class 360, 10.50%, 7/20/2021	—	(b)	—	(b)
Pool # G20027, 10.00%, 10/1/2030	8		8
Pool # B90491, 7.50%, 1/1/2032	126		141
Pool # U80047, 4.00%, 9/1/2032	523		564
Pool # U80068, 3.50%, 10/1/2032	642		690
Pool # U80125, 3.50%, 1/1/2033	1,524		1,640
Pool # U80173, 3.50%, 1/1/2033	1,611		1,733
Pool # U80265, 3.50%, 4/1/2033	1,787		1,922
Pool # L10221, 6.00%, 1/1/2034	44		46
Pool # L10224, 6.00%, 12/1/2034	118		129
Pool # H00158, 6.00%, 4/1/2036	211		223
Pool # L10291, 6.50%, 11/1/2036	278		326
Pool # P51353, 6.50%, 11/1/2036	121		136
Pool # P50595, 6.50%, 12/1/2036	394		457
Pool # P51361, 6.50%, 12/1/2036	91		108
Pool # G20028, 7.50%, 12/1/2036	157		179
Pool # G80365, 6.50%, 10/17/2038	152		177
Pool # U90690, 3.50%, 6/1/2042	5,453		5,927
Pool # U90975, 4.00%, 6/1/2042	2,992		3,254
Pool # T65101, 4.00%, 10/1/2042	485		508
Pool # U90378, 4.00%, 11/1/2042	4,611		5,042
Pool # U90542, 4.00%, 12/1/2042	1,853		2,016
Pool # U91449, 4.00%, 5/1/2043	4,364		4,787
Pool # U99051, 3.50%, 6/1/2043	810		881
Pool # U99134, 4.00%, 1/1/2046	2,429		2,664
Pool # U69030, 4.50%, 1/1/2046	1,891		2,097
Pool # U69039, 4.00%, 2/1/2046	4,045		4,435
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	8,508		8,864
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	4,352		4,589
Pool # RA1611, 3.00%, 9/1/2049	6,169		6,465
Pool # RA1623, 4.00%, 9/1/2049	5,078		5,490
Pool # QA5403, 4.00%, 11/1/2049	1,177		1,286
Pool # QA5096, 4.00%, 12/1/2049	4,930		5,264
Pool # QA5982, 4.00%, 12/1/2049	1,064		1,162
Pool # RA2008, 4.00%, 1/1/2050	6,577		7,193
Pool # QA7351, 3.00%, 2/1/2050	614		645
Pool # RA2272, 3.50%, 2/1/2050	28,411		30,782
Pool # QA9332, 2.50%, 5/1/2050	8,160		8,559
Pool # QB0097, 4.00%, 5/1/2050	915		1,003
Pool # QB4045, 2.50%, 10/1/2050	6,599		6,959

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA
Pool # 54844, ARM, 2.34%, 9/1/2027(a)	3		3
Pool # 303532, ARM, 3.95%, 3/1/2029(a)	8		8
Pool # 555258, ARM, 2.28%, 1/1/2033(a)	63		63
Pool # 722421, ARM, 2.29%, 7/1/2033(a)	16		16
Pool # 686040, ARM, 2.63%, 7/1/2033(a)	88		89
Pool # 746299, ARM, 2.40%, 9/1/2033(a)	58		60
Pool # 743546, ARM, 1.99%, 11/1/2033(a)	141		142
Pool # 749923, ARM, 2.28%, 11/1/2033(a)	3		3
Pool # 766610, ARM, 2.89%, 1/1/2034(a)	41		42
Pool # 735648, ARM, 2.09%, 2/1/2034(a)	48		48
Pool # 770377, ARM, 3.11%, 4/1/2034(a)	43		44
Pool # 751531, ARM, 2.71%, 5/1/2034(a)	57		57
Pool # 778908, ARM, 2.55%, 6/1/2034(a)	39		39
Pool # 800422, ARM, 2.07%, 8/1/2034(a)	250		253
Pool # 793062, ARM, 2.42%, 8/1/2034(a)	48		49
Pool # 735332, ARM, 3.03%, 8/1/2034(a)	69		71
Pool # 790964, ARM, 2.27%, 9/1/2034(a)	15		15
Pool # 794797, ARM, 1.80%, 10/1/2034(a)	48		50
Pool # 803594, ARM, 2.06%, 10/1/2034(a)	46		47
Pool # 803599, ARM, 2.10%, 10/1/2034(a)	70		70
Pool # 896463, ARM, 2.66%, 10/1/2034(a)	131		139
Pool # 735740, ARM, 2.79%, 10/1/2034(a)	70		70
Pool # 810896, ARM, 1.96%, 1/1/2035(a)	490		506
Pool # 816594, ARM, 2.01%, 2/1/2035(a)	17		17
Pool # 745862, ARM, 3.01%, 4/1/2035(a)	92		94
Pool # 735539, ARM, 3.60%, 4/1/2035(a)	205		215
Pool # 821378, ARM, 2.14%, 5/1/2035(a)	67		68
Pool # 823660, ARM, 2.88%, 5/1/2035(a)	47		48
Pool # 821179, ARM, 3.39%, 5/1/2035(a)	15		15
Pool # 745766, ARM, 2.38%, 6/1/2035(a)	44		45
Pool # 832801, ARM, 2.10%, 9/1/2035(a)	48		49
Pool # 849251, ARM, 2.76%, 1/1/2036(a)	52		54
Pool # 920843, ARM, 3.34%, 3/1/2036(a)	808		866
Pool # 872825, ARM, 2.82%, 6/1/2036(a)	94		99
Pool # 892868, ARM, 2.52%, 7/1/2036(a)	57		59
Pool # 886558, ARM, 2.40%, 8/1/2036(a)	36		38
Pool # 920547, ARM, 2.35%, 9/1/2036(a)	132		137
Pool # 894239, ARM, 2.38%, 10/1/2036(a)	46		46
Pool # 900191, ARM, 2.60%, 10/1/2036(a)	52		53
Pool # 902818, ARM, 2.32%, 11/1/2036(a)	1		1
Pool # 902955, ARM, 2.23%, 12/1/2036(a)	32		33
Pool # 905189, ARM, 2.37%, 12/1/2036(a)	22		22
Pool # 995919, ARM, 2.43%, 7/1/2037(a)	126		132
Pool # 938346, ARM, 2.92%, 7/1/2037(a)	27		27
Pool # AD0085, ARM, 2.08%, 11/1/2037(a)	63		65
Pool # AD0179, ARM, 2.45%, 12/1/2037(a)	61		65
Pool # 966946, ARM, 3.79%, 1/1/2038(a)	16		16
FNMA UMBS, 15 Year
Pool # 995886, 6.00%, 4/1/2021	—	(b)	—	(b)
Pool # AD0142, 6.00%, 8/1/2021	1		1
Pool # 888834, 6.50%, 4/1/2022	3		3
Pool # 995428, 5.50%, 11/1/2023	7		7
Pool # 995456, 6.50%, 2/1/2024	50		52
Pool # AD0133, 5.00%, 8/1/2024	45		48
Pool # AX7598, 3.00%, 1/1/2030	2,448		2,619
FNMA UMBS, 20 Year
Pool # 254002, 7.50%, 9/1/2021	—	(b)	1
Pool # 254305, 6.50%, 5/1/2022	13		14
Pool # 555791, 6.50%, 12/1/2022	14		16

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 889889, 6.50%, 7/1/2024	12	13
Pool # 257055, 6.50%, 12/1/2027	91	102
Pool # AE0049, 6.00%, 9/1/2029	82	92
Pool # MA0602, 3.50%, 12/1/2030	928	987
Pool # AP3582, 3.50%, 8/1/2032	1,380	1,489
Pool # AB9830, 3.50%, 7/1/2033	7,342	7,895
Pool # AL6238, 4.00%, 1/1/2035	1,652	1,835
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	24	27
Pool # 695533, 8.00%, 6/1/2027	12	14
Pool # 756020, 8.50%, 12/1/2027	11	11
Pool # 527285, 7.00%, 11/1/2028	7	7
Pool # 755973, 8.00%, 11/1/2028	92	106
Pool # 455759, 6.00%, 12/1/2028	13	14
Pool # 776702, 4.50%, 5/1/2029	13	14
Pool # 889020, 6.50%, 11/1/2029	103	116
Pool # 567036, 8.50%, 2/1/2030	28	29
Pool # 598559, 6.50%, 8/1/2031	31	37
Pool # 613000, 7.00%, 11/1/2031	25	26
Pool # 610591, 7.00%, 1/1/2032	36	38
Pool # 788150, 6.00%, 3/1/2032	22	25
Pool # 649734, 7.00%, 6/1/2032	29	32
Pool # 668825, 7.00%, 8/1/2032	9	9
Pool # 682078, 5.50%, 11/1/2032	216	253
Pool # 668562, 6.00%, 12/1/2032	42	48
Pool # 675555, 6.00%, 12/1/2032	23	26
Pool # AL0045, 6.00%, 12/1/2032	213	251
Pool # 357363, 5.50%, 3/1/2033	330	386
Pool # 674349, 6.00%, 3/1/2033	16	18
Pool # 688625, 6.00%, 3/1/2033	28	32
Pool # 688655, 6.00%, 3/1/2033	18	20
Pool # 695584, 6.00%, 3/1/2033	7	8
Pool # 702901, 6.00%, 5/1/2033	198	236
Pool # 695403, 5.00%, 6/1/2033	131	151
Pool # 995656, 7.00%, 6/1/2033	175	207
Pool # 723852, 5.00%, 7/1/2033	56	64
Pool # 729296, 5.00%, 7/1/2033	146	167
Pool # 726912, 4.00%, 8/1/2033	7	8
Pool # 753696, 4.00%, 8/1/2033	25	26
Pool # 729379, 6.00%, 8/1/2033	22	25
Pool # 726914, 6.50%, 8/1/2033	9	10
Pool # 737825, 6.00%, 9/1/2033	39	45
Pool # AA7943, 4.00%, 10/1/2033	364	406
Pool # 750977, 4.50%, 11/1/2033	38	42
Pool # 725017, 5.50%, 12/1/2033	310	364
Pool # 759424, 5.50%, 1/1/2034	73	87
Pool # 751182, 5.50%, 3/1/2034	58	68
Pool # 751341, 5.50%, 3/1/2034	19	21
Pool # 767378, 5.50%, 3/1/2034	33	38
Pool # 776565, 4.00%, 4/1/2034	336	364
Pool # AC1317, 4.50%, 9/1/2034	287	315
Pool # 820347, 5.00%, 9/1/2035	55	64
Pool # 745281, 6.00%, 1/1/2036	44	53
Pool # 888417, 6.50%, 1/1/2036	90	101
Pool # 833629, 7.00%, 3/1/2036	29	33
Pool # 893268, 6.50%, 8/1/2036	68	76
Pool # 833657, 7.50%, 8/1/2036	18	20
Pool # AA0922, 6.00%, 9/1/2036	239	287
Pool # 878225, 6.50%, 10/1/2036	105	126
Pool # 985683, 8.00%, 10/1/2036	92	111

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 888476, 7.50%, 5/1/2037	56	71
Pool # 945870, 6.50%, 8/1/2037	60	69
Pool # 946338, 7.00%, 9/1/2037	42	51
Pool # 888707, 7.50%, 10/1/2037	120	143
Pool # 889883, 6.50%, 3/1/2038	103	118
Pool # AC9081, 6.50%, 9/1/2038	163	199
Pool # 909236, 7.00%, 9/1/2038	352	437
Pool # 934591, 7.00%, 10/1/2038	63	79
Pool # AB2869, 6.00%, 11/1/2038	252	303
Pool # 995504, 7.50%, 11/1/2038	39	48
Pool # 257510, 7.00%, 12/1/2038	156	184
Pool # AD0753, 7.00%, 1/1/2039	295	353
Pool # 890661, 7.00%, 2/1/2039	1,412	1,664
Pool # AD0780, 7.50%, 4/1/2039	554	711
Pool # AD6377, 5.50%, 5/1/2040	166	195
Pool # AD4951, 5.00%, 7/1/2040	2,302	2,669
Pool # BM5364, 4.00%, 4/1/2042	2,671	2,952
Pool # AL6839, 5.00%, 4/1/2042	1,472	1,693
Pool # AR8128, 3.50%, 3/1/2043	1,662	1,804
Pool # AL8256, 3.00%, 8/1/2043	3,674	4,001
Pool # AZ8089, 4.00%, 7/1/2045	1,267	1,380
Pool # BA2343, 4.00%, 9/1/2045	3,218	3,483
Pool # BC9441, 3.50%, 4/1/2046	495	535
Pool # BC6982, 4.00%, 4/1/2046	3,014	3,290
Pool # BD0299, 3.50%, 5/1/2046	638	689
Pool # BC1249, 3.50%, 6/1/2046	540	577
Pool # BD1243, 3.50%, 6/1/2046	604	643
Pool # BD3066, 3.50%, 7/1/2046	1,666	1,781
Pool # BD3088, 3.50%, 7/1/2046	550	587
Pool # BD5248, 3.50%, 8/1/2046	2,817	3,043
Pool # BD7764, 3.50%, 9/1/2046	1,797	1,935
Pool # BE5870, 3.50%, 1/1/2047	4,617	5,010
Pool # BH4665, 4.00%, 6/1/2047	5,604	6,078
Pool # BH7626, 4.00%, 8/1/2047	2,439	2,624
Pool # BM3500, 4.00%, 9/1/2047	3,442	3,834
Pool # BH7663, 4.00%, 10/1/2047	4,772	5,176
Pool # BJ1778, 4.50%, 10/1/2047	1,325	1,451
Pool # BM3044, 4.00%, 11/1/2047	3,913	4,304
Pool # BE8351, 4.00%, 2/1/2048	1,821	1,951
Pool # BM3455, 4.50%, 2/1/2048	3,199	3,560
Pool # BK7006, 4.50%, 6/1/2048	1,291	1,409
Pool # BD9084, 4.50%, 7/1/2048	1,842	2,105
Pool # BK9303, 4.00%, 8/1/2048	6,432	6,998
Pool # CA4662, 3.50%, 9/1/2048	3,559	3,892
Pool # 890863, 5.00%, 9/1/2048	3,853	4,406
Pool # BN1829, 4.50%, 10/1/2048	3,002	3,274
Pool # BN4960, 5.00%, 12/1/2048	1,567	1,735
Pool # BM5430, 5.00%, 1/1/2049	4,682	5,328
Pool # BN5013, 5.00%, 1/1/2049	4,080	4,643
Pool # BN6788, 4.50%, 2/1/2049	1,416	1,538
Pool # BK0317, 4.00%, 3/1/2049	2,991	3,209
Pool # BO0719, 5.00%, 6/1/2049	1,855	2,117
Pool # BO0721, 5.00%, 6/1/2049	3,476	3,952
Pool # BO0722, 5.00%, 6/1/2049	2,747	3,120
Pool # BO4280, 4.00%, 7/1/2049	6,707	7,278
Pool # BN8529, 4.50%, 7/1/2049	989	1,093
Pool # BO3436, 4.50%, 7/1/2049	4,173	4,663
Pool # BO0718, 5.00%, 7/1/2049	2,234	2,560
Pool # BO0720, 5.00%, 7/1/2049	2,667	3,046
Pool # BO2496, 5.00%, 7/1/2049	3,497	4,021

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BO2497, 5.00%, 7/1/2049	4,214		4,855
Pool # BO2498, 5.00%, 7/1/2049	4,384		5,018
Pool # BO2499, 5.00%, 7/1/2049	1,172		1,341
Pool # BO3408, 5.00%, 7/1/2049	1,178		1,301
Pool # BO3749, 4.00%, 8/1/2049	2,559		2,806
Pool # BO3999, 4.00%, 8/1/2049	3,188		3,407
Pool # BO1036, 4.50%, 8/1/2049	842		913
Pool # BO2495, 5.00%, 8/1/2049	3,501		4,032
Pool # BK8769, 3.50%, 10/1/2049	5,485		5,789
Pool # CA4363, 4.00%, 10/1/2049	5,045		5,402
Pool # BO2888, 4.00%, 11/1/2049	3,242		3,479
Pool # BO4387, 4.00%, 11/1/2049	3,317		3,569
Pool # BP1125, 4.00%, 12/1/2049	923		1,010
Pool # FM2526, 4.00%, 12/1/2049	6,148		6,712
Pool # BP1128, 4.00%, 1/1/2050	1,497		1,625
Pool # BP1132, 4.00%, 1/1/2050	1,720		1,899
Pool # BP1141, 4.00%, 1/1/2050	955		1,023
Pool # BP1847, 4.50%, 1/1/2050	1,986		2,236
Pool # BP6363, 3.00%, 4/1/2050	8,813		9,244
Pool # BP5296, 3.50%, 4/1/2050	5,766		6,300
Pool # BP5302, 4.00%, 4/1/2050	4,173		4,467
Pool # BP7684, 2.50%, 5/1/2050	5,281		5,539
Pool # BP7685, 2.50%, 5/1/2050	5,886		6,200
Pool # BP8335, 2.50%, 5/1/2050	6,892		7,347
Pool # BP8337, 3.00%, 5/1/2050	5,141		5,516
Pool # CA5729, 3.00%, 5/1/2050	14,702		15,404
Pool # BO4404, 2.50%, 6/1/2050	5,854		6,159
Pool # BP4091, 2.50%, 6/1/2050	7,886		8,285
Pool # BP8336, 2.50%, 6/1/2050	9,983		10,472
Pool # BP8338, 3.00%, 6/1/2050	6,093		6,536
Pool # BK2693, 3.50%, 6/1/2050	2,427		2,580
Pool # BP9337, 3.50%, 6/1/2050	5,561		6,096
Pool # BP9950, 3.50%, 6/1/2050	5,428		5,728
Pool # BO4410, 3.00%, 8/1/2050	6,470		6,892
Pool # BQ1646, 3.00%, 8/1/2050	5,275		5,680
Pool # BQ4113, 3.00%, 9/1/2050	3,839		4,041
Pool # BQ5586, 3.00%, 10/1/2050	4,317		4,595
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	10		11
Pool # 252155, 7.00%, 10/1/2028	26		29
Pool # 252334, 6.50%, 2/1/2029	81		90
Pool # 252409, 6.50%, 3/1/2029	82		91
Pool # 253275, 8.50%, 3/1/2030	1		1
Pool # 535442, 8.50%, 6/1/2030	2		2
Pool # 653815, 7.00%, 2/1/2033	18		19
Pool # 752786, 6.00%, 9/1/2033	38		42
Pool # 954255, 6.50%, 8/1/2037	644		741
Pool # 931717, 6.50%, 8/1/2039	308		354
Pool # CA3030, 4.50%, 1/1/2049	9,230		10,260
Pool # CA4047, 4.00%, 8/1/2049	10,439		11,239
Pool # CA4520, 3.50%, 11/1/2049	6,995		7,522
FNMA, Other
Pool # FN0003, 4.20%, 1/1/2021(a)	97		97
Pool # 467278, 4.35%, 2/1/2021	1,749		1,748
Pool # 468237, 4.02%, 6/1/2021	3,000		3,008
Pool # 468102, 4.34%, 6/1/2021	9,000		9,023
Pool # 458063, 9.16%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,092		2,103
Pool # 468667, 3.94%, 7/1/2021	4,000		4,053
Pool # 468665, 3.97%, 7/1/2021	2,986		3,002
Pool # 468564, 4.06%, 7/1/2021	2,794		2,809

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 468128, 4.33%, 7/1/2021	1,129	1,135
Pool # 468699, 4.05%, 8/1/2021	2,722	2,744
Pool # AM6602, 2.63%, 9/1/2021	600	603
Pool # AM7314, 2.63%, 11/1/2021	2,000	2,027
Pool # 469552, 3.43%, 11/1/2021	2,199	2,229
Pool # 469873, 3.03%, 12/1/2021	6,793	6,884
Pool # 470324, 3.03%, 1/1/2022	3,785	3,843
Pool # 470302, 3.13%, 1/1/2022	1,659	1,685
Pool # 470350, 3.24%, 1/1/2022	4,405	4,479
Pool # 470546, 2.99%, 2/1/2022	1,979	2,012
Pool # 470622, 2.75%, 3/1/2022	757	775
Pool # 923803, 5.00%, 4/1/2022	3	3
Pool # 471199, 3.00%, 5/1/2022	2,694	2,756
Pool # 471151, 3.02%, 5/1/2022	4,253	4,352
Pool # 471313, 3.08%, 5/1/2022	2,098	2,148
Pool # 471599, 2.60%, 6/1/2022	4,478	4,572
Pool # 471747, 2.76%, 6/1/2022	6,818	6,901
Pool # 471674, 2.79%, 6/1/2022	1,849	1,892
Pool # 471735, 2.79%, 6/1/2022	2,236	2,288
Pool # 471256, 2.98%, 6/1/2022	3,000	3,075
Pool # 471839, 2.67%, 7/1/2022	4,962	5,079
Pool # 471947, 2.75%, 7/1/2022	1,578	1,617
Pool # 471828, 2.65%, 8/1/2022	8,320	8,530
Pool # 471871, 2.86%, 8/1/2022	3,791	3,895
Pool # 471901, 2.90%, 9/1/2022	2,682	2,760
Pool # AM1196, 2.37%, 11/1/2022	3,894	3,994
Pool # AM0585, 2.38%, 11/1/2022	1,700	1,744
Pool # AM1619, 2.34%, 12/1/2022	4,110	4,219
Pool # AM0811, 2.42%, 12/1/2022	2,964	3,047
Pool # AM1835, 2.53%, 12/1/2022	2,000	2,060
Pool # AM2111, 2.34%, 1/1/2023	3,151	3,239
Pool # AM2859, 2.65%, 3/1/2023	2,000	2,087
Pool # AM3069, 2.64%, 4/1/2023	1,751	1,817
Pool # AM3563, 2.51%, 6/1/2023	849	883
Pool # AM3990, 3.74%, 7/1/2023	939	1,003
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,206
Pool # AM4044, 3.49%, 9/1/2023	5,985	6,382
Pool # AM4716, 3.38%, 12/1/2023	1,428	1,539
Pool # AM7024, 2.90%, 12/1/2024	1,000	1,078
Pool # AM7589, 2.95%, 12/1/2024	1,900	2,047
Pool # AM7290, 2.97%, 12/1/2024	1,147	1,239
Pool # AM7576, 3.04%, 12/1/2024	1,970	2,134
Pool # AM7124, 3.11%, 12/1/2024	3,939	4,276
Pool # AM7682, 2.84%, 1/1/2025	1,645	1,770
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,629
Pool # AN0029, 3.10%, 9/1/2025	2,318	2,545
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,921
Pool # AM4660, 3.77%, 12/1/2025	4,849	5,440
Pool # AM6381, 3.29%, 8/1/2026	4,979	5,539
Pool # 468574, 4.55%, 8/1/2026	2,578	2,923
Pool # 468573, 4.76%, 8/1/2026	2,551	2,995
Pool # AM6808, 3.24%, 10/1/2026	1,958	2,177
Pool # AM7321, 3.12%, 11/1/2026	950	1,056
Pool # 469615, 4.08%, 11/1/2026	9,708	11,122
Pool # AM7118, 3.14%, 12/1/2026	1,777	1,970
Pool # AN4571, 3.07%, 2/1/2027	1,725	1,913
Pool # AN4363, 3.25%, 2/1/2027	4,196	4,679
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,583
Pool # BL1958, 3.42%, 4/1/2027	3,267	3,665
Pool # 470893, 3.46%, 4/1/2027	2,104	2,358

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM8745, 2.81%, 5/1/2027	1,652	1,816
Pool # AM8595, 2.83%, 5/1/2027	4,000	4,416
Pool # AM8987, 2.79%, 6/1/2027	900	987
Pool # AM9169, 3.08%, 6/1/2027	2,316	2,580
Pool # AN6318, 3.18%, 8/1/2027	3,000	3,276
Pool # 109421, 3.75%, 9/1/2028	1,947	2,248
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,496
Pool # BL0920, 3.82%, 9/1/2028	2,478	2,885
Pool # AN3828, 2.67%, 12/1/2028	3,607	3,976
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,982
Pool # AN4154, 3.17%, 1/1/2029	6,060	6,912
Pool # AN4349, 3.35%, 1/1/2029	2,970	3,417
Pool # BL1430, 3.85%, 1/1/2029	3,000	3,529
Pool # AN5989, 3.21%, 7/1/2029	2,985	3,344
Pool # AM7013, 3.39%, 12/1/2029	1,403	1,602
Pool # AN7947, 3.16%, 1/1/2030	2,000	2,278
Pool # AN8154, 3.17%, 2/1/2030	6,375	7,256
Pool # AN8514, 3.27%, 2/1/2030	1,977	2,266
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,303
Pool # AN6878, 3.11%, 4/1/2030	914	1,032
Pool # AM9014, 3.20%, 6/1/2030	1,465	1,666
Pool # AM9755, 3.32%, 8/1/2030	2,340	2,702
Pool # AM9676, 3.37%, 9/1/2030	1,375	1,578
Pool # AN0099, 3.28%, 11/1/2030	6,983	8,004
Pool # 467096, 4.97%, 2/1/2031	2,929	3,460
Pool # AN1676, 2.99%, 5/1/2031	3,850	4,352
Pool # AI2479, 5.00%, 5/1/2031	380	423
Pool # AN4187, 3.49%, 1/1/2032	1,973	2,296
Pool # AN6123, 3.06%, 8/1/2032	800	889
Pool # AN6651, 2.94%, 10/1/2032	661	744
Pool # AD8548, 5.50%, 1/1/2033	166	182
Pool # AR7484, 3.50%, 2/1/2033	1,415	1,522
Pool # AT7117, 3.50%, 6/1/2033	1,715	1,845
Pool # 754922, 5.50%, 9/1/2033	65	76
Pool # 762520, 4.00%, 11/1/2033	291	314
Pool # BL1425, 4.06%, 1/1/2034	2,891	3,455
Pool # AM9188, 3.12%, 6/1/2035	2,000	2,284
Pool # 847108, 6.50%, 10/1/2035	74	85
Pool # 881628, 5.00%, 1/1/2036	23	25
Pool # 256128, 6.00%, 2/1/2036	20	22
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 872740, 6.50%, 6/1/2036	59	68
Pool # 907742, 7.00%, 12/1/2036	36	41
Pool # 256651, 6.00%, 3/1/2037	27	31
Pool # 888408, 6.00%, 3/1/2037	75	84
Pool # 888373, 7.00%, 3/1/2037	49	54
Pool # 888796, 6.00%, 9/1/2037	128	145
Pool # 888698, 7.00%, 10/1/2037	148	171
Pool # 953501, 7.00%, 11/1/2037	36	41
Pool # 257172, 5.50%, 4/1/2038	33	37
Pool # AD0810, 6.00%, 11/1/2039	1	1
Pool # AB1830, 3.50%, 11/1/2040	460	490
Pool # AL2606, 4.00%, 3/1/2042	437	459
Pool # AO6757, 4.00%, 6/1/2042	1,921	2,104
Pool # AO7225, 4.00%, 7/1/2042	1,334	1,463
Pool # AO9352, 4.00%, 7/1/2042	760	833
Pool # AO9353, 4.00%, 7/1/2042	766	841
Pool # AP0838, 4.00%, 7/1/2042	6,736	7,384
Pool # MA1125, 4.00%, 7/1/2042	533	579
Pool # MA1177, 3.50%, 9/1/2042	695	755

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # MA1178, 4.00%, 9/1/2042	1,510	1,653
Pool # MA1213, 3.50%, 10/1/2042	3,327	3,614
Pool # AR1397, 3.00%, 1/1/2043	1,381	1,493
Pool # AB8517, 3.00%, 2/1/2043	710	763
Pool # MA1373, 3.50%, 3/1/2043	3,349	3,639
Pool # MA1437, 3.50%, 5/1/2043	1,038	1,128
Pool # MA1442, 4.00%, 5/1/2043	2,734	2,995
Pool # MA1463, 3.50%, 6/1/2043	1,707	1,855
Pool # MA1552, 3.00%, 8/1/2043	1,032	1,116
Pool # MA1582, 3.50%, 9/1/2043	225	245
Pool # MA2434, 3.50%, 9/1/2045	1,164	1,266
Pool # MA2493, 3.50%, 12/1/2045	237	256
Pool # BC1157, 3.50%, 1/1/2046	1,053	1,145
Pool # MA2545, 3.50%, 2/1/2046	530	576
Pool # BC4832, 3.50%, 3/1/2046	563	613
Pool # AS6970, 3.50%, 4/1/2046	3,423	3,723
Pool # BC8400, 3.50%, 5/1/2046	879	951
Pool # AS7424, 3.50%, 6/1/2046	1,742	1,895
Pool # MA2658, 3.50%, 6/1/2046	5,466	5,945
Pool # BF0464, 3.50%, 3/1/2060(c)	8,375	9,240
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050(c)	14,635	14,808
TBA, 2.00%, 12/25/2050(c)	138,760	144,149
TBA, 2.00%, 1/25/2051(c)	128,635	133,381
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	34	34
Pool # 554105, 6.50%, 3/15/2023	6	6
Pool # 345288, 7.50%, 3/15/2023	2	2
Pool # 623185, 7.00%, 8/15/2023	8	8
Pool # 628407, 6.50%, 11/15/2023	13	14
Pool # 782507, 9.50%, 10/15/2024	1	1
Pool # 441957, 6.38%, 8/15/2026	35	39
Pool # 780653, 6.50%, 10/15/2027	280	313
Pool # 450038, 7.50%, 7/15/2028	5	5
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	1	2
Pool # 556255, 6.50%, 10/15/2031	34	38
Pool # 569568, 6.50%, 1/15/2032	190	221
Pool # 611453, 7.00%, 4/15/2032	10	10
Pool # 569423, 7.00%, 5/15/2032	47	54
Pool # 591882, 6.50%, 7/15/2032	19	21
Pool # 552665, 7.00%, 7/15/2032	51	59
Pool # 782032, 7.00%, 10/15/2032	109	129
Pool # 591420, 7.50%, 1/15/2033	19	19
Pool # 607645, 6.50%, 2/15/2033	17	20
Pool # 604168, 6.50%, 4/15/2033	35	39
Pool # 615786, 7.00%, 5/15/2033	19	20
Pool # 781614, 7.00%, 6/15/2033	40	48
Pool # 638733, 7.00%, 3/15/2037	159	176
Pool # AT7652, 4.00%, 8/15/2046	1,837	1,975
Pool # 784450, 4.00%, 2/15/2048	7,958	8,424
Pool # BI6468, 5.00%, 12/15/2048	5,321	6,111
Pool # BM1750, 5.00%, 4/15/2049	3,421	3,892
Pool # BM4206, 5.00%, 4/15/2049	1,882	2,125
Pool # BM4207, 5.00%, 4/15/2049	1,172	1,323
Pool # BM4208, 5.00%, 4/15/2049	4,755	5,364
Pool # BM1957, 5.00%, 5/15/2049	4,973	5,689
Pool # BN4051, 5.00%, 6/15/2049	4,168	4,708
Pool # BN4052, 5.00%, 6/15/2049	5,763	6,501
Pool # BN4053, 5.00%, 6/15/2049	6,881	7,762
Pool # BM9691, 4.50%, 7/15/2049	10,818	11,965
Pool # BM2141, 5.00%, 7/15/2049	3,559	4,066

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BM2163, 5.00%, 7/15/2049	5,902	6,712
Pool # BM2281, 5.00%, 7/15/2049	4,733	5,408
Pool # BM2305, 5.00%, 8/15/2049	3,667	4,158
Pool # BV2390, 3.50%, 7/15/2050	2,189	2,390
Pool # BW7021, 3.50%, 8/15/2050	4,274	4,668
Pool # BW7044, 3.50%, 9/15/2050	4,159	4,545
Pool # BW7064, 3.50%, 10/15/2050	1,882	2,060
Pool # BY7857, 3.50%, 11/15/2050	1,854	2,029
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 2006, 8.50%, 5/20/2025	2	3
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	4
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	3	4
Pool # 737076, 6.50%, 10/20/2033	184	208
Pool # 616732, 6.50%, 9/20/2034	122	131
Pool # 748766, 6.50%, 1/20/2039	42	44
Pool # 752496, 6.50%, 1/20/2039	151	180
Pool # 783389, 6.00%, 8/20/2039	781	896
Pool # 783444, 5.50%, 9/20/2039	170	196
Pool # 742853, 3.88%, 4/20/2040	2,262	2,496
Pool # 742810, 3.88%, 6/20/2040	1,862	2,054
Pool # 742801, 3.88%, 8/20/2040	666	732
Pool # 742876, 3.25%, 11/20/2040	1,483	1,623
Pool # 742878, 3.88%, 11/20/2040	5,887	6,500
Pool # 742883, 3.25%, 2/20/2041	2,893	3,138
Pool # 742885, 3.75%, 2/20/2041	473	518
Pool # 742884, 3.88%, 2/20/2041	3,495	3,846
Pool # 751810, 3.50%, 3/20/2041	942	1,038
Pool # BZ1664, 4.00%, 12/20/2042	1,422	1,541
Pool # AE8053, 4.00%, 12/20/2043	1,790	1,949
Pool # BZ1661, 3.50%, 8/20/2044	1,689	1,815
Pool # AJ9020, 4.50%, 10/20/2044	295	314
Pool # 783967, 4.25%, 12/20/2044	1,842	2,005
Pool # BY6444, 2.50%, 11/20/2045	1,048	1,113
Pool # AK8803, 4.00%, 3/20/2046	1,479	1,652
Pool # BZ1663, 4.00%, 7/20/2046	2,142	2,322
Pool # AS8110, 3.75%, 8/20/2046	2,474	2,762
Pool # AY2378, 3.25%, 2/20/2047	347	379
Pool # AY2381, 4.25%, 7/20/2047	1,303	1,470
Pool # AY2388, 4.25%, 9/20/2047	3,622	4,089
Pool # BD3185, 4.00%, 10/20/2047	14,325	15,459
Pool # BZ1660, 3.50%, 11/20/2047	2,867	3,087
Pool # AY2392, 4.25%, 11/20/2047	4,146	4,680
Pool # BE4662, 4.00%, 12/20/2047	22,740	24,834
Pool # BB8795, 4.00%, 1/20/2048	5,960	6,638
Pool # AY2395, 4.25%, 1/20/2048	3,443	3,885
Pool # AY2404, 4.25%, 5/20/2048	5,049	5,698
Pool # BG6360, 5.00%, 5/20/2048	4,366	4,946
Pool # BF2645, 5.50%, 5/20/2048	1,336	1,514
Pool # AY2405, 4.25%, 6/20/2048	6,103	6,889
Pool # BD0531, 5.00%, 6/20/2048	2,217	2,460
Pool # BD0532, 5.00%, 6/20/2048	1,946	2,139
Pool # BF2971, 5.00%, 6/20/2048	2,184	2,464
Pool # AY2407, 4.25%, 7/20/2048	2,213	2,496
Pool # AY2408, 4.50%, 7/20/2048	1,512	1,698
Pool # BG7397, 4.50%, 7/20/2048	1,680	1,861

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BF3017, 5.00%, 7/20/2048	1,296	1,446
Pool # AY2409, 4.25%, 8/20/2048	1,827	2,060
Pool # AY2410, 4.50%, 8/20/2048	1,259	1,411
Pool # BD0550, 5.00%, 8/20/2048	3,469	3,835
Pool # BG7389, 5.00%, 8/20/2048	1,948	2,201
Pool # BG7391, 5.00%, 8/20/2048	2,128	2,373
Pool # AY2412, 4.50%, 9/20/2048	5,994	6,732
Pool # 784626, 4.50%, 10/20/2048	2,580	2,788
Pool # BI4488, 4.50%, 11/20/2048	1,870	2,036
Pool # BK2584, 5.00%, 11/20/2048	1,009	1,119
Pool # BK2585, 5.00%, 11/20/2048	3,167	3,550
Pool # BK2586, 5.00%, 11/20/2048	2,717	3,013
Pool # BI6431, 4.50%, 12/20/2048	2,876	3,202
Pool # BI6669, 4.50%, 12/20/2048	2,719	2,996
Pool # BH3133, 5.00%, 12/20/2048	4,872	5,527
Pool # BJ7083, 5.00%, 12/20/2048	1,432	1,612
Pool # BJ7084, 5.00%, 12/20/2048	3,507	3,916
Pool # BK7169, 5.00%, 12/20/2048	3,325	3,691
Pool # BJ1334, 5.00%, 1/20/2049	5,395	6,108
Pool # BJ9637, 5.00%, 1/20/2049	1,202	1,359
Pool # BJ9641, 5.00%, 1/20/2049	2,781	3,172
Pool # BJ9642, 5.00%, 1/20/2049	1,949	2,213
Pool # BJ9824, 4.50%, 2/20/2049	2,435	2,735
Pool # BJ9825, 4.50%, 2/20/2049	1,362	1,529
Pool # BK7188, 4.50%, 2/20/2049	4,262	4,670
Pool # BJ9630, 5.00%, 2/20/2049	1,231	1,388
Pool # BJ9633, 5.00%, 2/20/2049	1,844	2,086
Pool # BK7189, 5.00%, 2/20/2049	3,809	4,234
Pool # BK7198, 4.50%, 3/20/2049	3,136	3,392
Pool # BL6765, 5.50%, 5/20/2049	6,615	7,414
Pool # BN0907, 4.50%, 6/20/2049	1,005	1,097
Pool # BN1498, 5.00%, 6/20/2049	3,162	3,530
Pool # BN1499, 5.00%, 6/20/2049	5,877	6,550
Pool # BN1500, 5.50%, 6/20/2049	1,635	1,874
Pool # BN2627, 4.00%, 7/20/2049	3,272	3,622
Pool # BN2628, 4.00%, 7/20/2049	4,204	4,641
Pool # BO0521, 4.00%, 7/20/2049	1,276	1,365
Pool # BM9692, 4.50%, 7/20/2049	2,832	3,066
Pool # BN0879, 5.00%, 7/20/2049	341	377
Pool # BO3160, 5.00%, 7/20/2049	1,090	1,252
Pool # BP4237, 5.00%, 7/20/2049	1,375	1,575
Pool # BP4238, 5.00%, 7/20/2049	1,079	1,237
Pool # BP4240, 5.00%, 7/20/2049	982	1,123
Pool # BP4241, 5.00%, 7/20/2049	1,513	1,727
Pool # BP4242, 5.00%, 7/20/2049	982	1,124
Pool # BL9354, 4.00%, 8/20/2049	3,425	3,813
Pool # BM2327, 4.00%, 8/20/2049	1,405	1,483
Pool # BM2418, 4.00%, 8/20/2049	3,584	3,890
Pool # BN0884, 4.00%, 8/20/2049	871	937
Pool # BN0889, 4.50%, 8/20/2049	995	1,085
Pool # BN7048, 4.50%, 8/20/2049	4,585	5,042
Pool # BN7049, 4.50%, 8/20/2049	6,466	7,194
Pool # BN0890, 5.00%, 8/20/2049	723	832
Pool # BN0891, 5.00%, 8/20/2049	683	770
Pool # BN0892, 5.00%, 8/20/2049	783	881
Pool # BN0893, 5.00%, 8/20/2049	980	1,103
Pool # BO3257, 5.00%, 8/20/2049	1,177	1,349
Pool # BP4290, 5.00%, 8/20/2049	1,176	1,321
Pool # BP4291, 5.00%, 8/20/2049	1,295	1,449
Pool # BP4292, 5.00%, 8/20/2049	2,782	3,109

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BP4293, 5.00%, 8/20/2049	2,094	2,336
Pool # BP4294, 5.00%, 8/20/2049	1,935	2,158
Pool # BN0896, 4.00%, 9/20/2049	1,715	1,855
Pool # BI0930, 4.50%, 9/20/2049	2,698	3,006
Pool # BM9714, 4.50%, 9/20/2049	3,879	4,291
Pool # 784810, 5.00%, 9/20/2049	7,222	8,257
Pool # AC2995, 5.00%, 9/20/2049	4,820	5,431
Pool # BP2853, 5.00%, 9/20/2049	4,249	4,781
Pool # BP8644, 5.00%, 9/20/2049	1,542	1,774
Pool # BP8645, 5.00%, 9/20/2049	1,194	1,344
Pool # BQ3138, 4.00%, 10/20/2049	1,128	1,238
Pool # AC2994, 4.50%, 10/20/2049	1,574	1,732
Pool # BQ9513, 3.50%, 11/20/2049	4,932	5,278
Pool # BQ3791, 4.00%, 11/20/2049	4,928	5,403
Pool # BR2638, 4.00%, 11/20/2049	510	564
Pool # 784847, 4.50%, 11/20/2049	6,761	7,427
Pool # BP2896, 4.50%, 11/20/2049	3,145	3,533
Pool # BP7772, 4.50%, 11/20/2049	697	771
Pool # BP8665, 4.50%, 11/20/2049	1,219	1,346
Pool # BP8666, 4.50%, 11/20/2049	2,051	2,263
Pool # BP8667, 5.00%, 11/20/2049	1,077	1,237
Pool # BP8668, 5.00%, 11/20/2049	1,045	1,192
Pool # BR1542, 5.00%, 11/20/2049	1,970	2,205
Pool # BP8669, 5.50%, 11/20/2049	954	1,096
Pool # BP7668, 3.50%, 12/20/2049	10,745	11,550
Pool # BP7795, 3.50%, 12/20/2049	3,324	3,566
Pool # BP8670, 3.50%, 12/20/2049	1,094	1,196
Pool # BL9372, 4.00%, 12/20/2049	1,789	1,994
Pool # BP5516, 4.00%, 12/20/2049	2,050	2,246
Pool # BP8672, 4.00%, 12/20/2049	1,045	1,169
Pool # BP8673, 4.00%, 12/20/2049	1,216	1,348
Pool # BP8674, 4.00%, 12/20/2049	1,490	1,620
Pool # BQ3790, 4.00%, 12/20/2049	7,879	8,639
Pool # BJ9866, 4.50%, 12/20/2049	3,747	4,208
Pool # BL9374, 4.50%, 12/20/2049	1,235	1,369
Pool # BP8676, 4.50%, 12/20/2049	1,013	1,120
Pool # BP8677, 4.50%, 12/20/2049	1,970	2,174
Pool # BP8678, 5.00%, 12/20/2049	1,466	1,683
Pool # BP8679, 5.50%, 12/20/2049	1,190	1,370
Pool # BP8021, 3.50%, 1/20/2050	2,667	2,895
Pool # BP8681, 3.50%, 1/20/2050	1,563	1,658
Pool # BL9379, 4.00%, 1/20/2050	3,186	3,545
Pool # BP8682, 4.00%, 1/20/2050	1,597	1,785
Pool # BP8683, 4.00%, 1/20/2050	1,734	1,922
Pool # BT0281, 4.00%, 1/20/2050	5,403	5,929
Pool # BP8688, 4.50%, 1/20/2050	2,274	2,507
Pool # BR0539, 4.50%, 1/20/2050	5,144	5,788
Pool # BP8020, 3.50%, 2/20/2050	2,065	2,236
Pool # BP8022, 3.50%, 2/20/2050	1,851	2,009
Pool # BQ1338, 4.00%, 2/20/2050	7,546	8,387
Pool # BQ7054, 4.00%, 2/20/2050	2,697	3,015
Pool # BS8384, 5.00%, 2/20/2050	2,937	3,269
Pool # BS8400, 3.00%, 3/20/2050	8,904	9,300
Pool # BT0397, 3.00%, 3/20/2050	1,757	1,836
Pool # BQ4110, 3.50%, 3/20/2050	10,532	11,545
Pool # BS5879, 3.50%, 3/20/2050	1,481	1,628
Pool # BS8411, 3.50%, 3/20/2050	10,882	11,493
Pool # BT0399, 3.50%, 3/20/2050	3,050	3,234
Pool # BT3628, 3.50%, 3/20/2050	2,772	3,035
Pool # BT3629, 3.50%, 3/20/2050	1,181	1,293

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BT8043, 3.50%, 3/20/2050	1,417	1,567
Pool # BT8044, 3.50%, 3/20/2050	3,687	4,071
Pool # BT8045, 3.50%, 3/20/2050	4,529	4,954
Pool # BT8046, 3.50%, 3/20/2050	6,657	7,242
Pool # BT8047, 3.50%, 3/20/2050	4,385	4,782
Pool # BT8048, 3.50%, 3/20/2050	4,576	5,012
Pool # BS5873, 4.00%, 3/20/2050	1,410	1,552
Pool # BS5874, 4.00%, 3/20/2050	3,956	4,363
Pool # BQ7064, 3.50%, 4/20/2050	1,101	1,225
Pool # BT3736, 3.50%, 4/20/2050	3,811	4,132
Pool # BU3072, 5.00%, 4/20/2050	2,408	2,717
Pool # BQ4098, 3.00%, 5/20/2050	9,406	9,840
Pool # BR3899, 3.00%, 5/20/2050	1,053	1,100
Pool # BT4019, 3.00%, 5/20/2050	4,764	4,978
Pool # BQ7069, 3.25%, 5/20/2050	2,630	2,895
Pool # BQ7083, 3.25%, 5/20/2050	1,005	1,106
Pool # BS7609, 3.50%, 5/20/2050	5,942	6,307
Pool # BT3843, 3.50%, 5/20/2050	2,508	2,712
Pool # BQ7073, 4.00%, 5/20/2050	1,228	1,310
Pool # BV2935, 4.50%, 5/20/2050	2,081	2,318
Pool # BV6609, 4.50%, 5/20/2050	764	853
Pool # BV6631, 4.50%, 5/20/2050	1,850	2,063
Pool # BV6670, 4.50%, 5/20/2050	1,101	1,218
Pool # MA6661, 5.50%, 5/20/2050	232	256
Pool # BT4096, 3.00%, 6/20/2050	6,558	6,853
Pool # BU7682, 3.00%, 6/20/2050	6,013	6,343
Pool # BQ7084, 3.25%, 6/20/2050	2,811	3,095
Pool # BV8680, 3.50%, 6/20/2050	2,259	2,472
Pool # BV8683, 3.50%, 6/20/2050	1,313	1,427
Pool # BV8684, 3.50%, 6/20/2050	1,705	1,832
Pool # BV8685, 3.50%, 6/20/2050	2,650	2,814
Pool # BQ7086, 4.00%, 6/20/2050	3,377	3,778
Pool # BQ7092, 4.00%, 6/20/2050	5,459	5,888
Pool # BR3901, 4.00%, 6/20/2050	4,287	4,787
Pool # BT4070, 4.00%, 6/20/2050	2,080	2,294
Pool # BV8688, 4.00%, 6/20/2050	2,326	2,498
Pool # BQ7087, 4.25%, 6/20/2050	1,058	1,195
Pool # BV2372, 4.50%, 6/20/2050	3,304	3,728
Pool # BV6632, 4.50%, 6/20/2050	3,416	3,808
Pool # BQ7088, 5.00%, 6/20/2050	1,449	1,662
Pool # BV8696, 3.00%, 7/20/2050	3,668	3,834
Pool # BV8711, 3.00%, 7/20/2050	4,066	4,250
Pool # BV8727, 3.00%, 7/20/2050	2,913	3,058
Pool # BW0561, 3.00%, 7/20/2050	1,922	2,008
Pool # BV8699, 3.50%, 7/20/2050	1,962	2,148
Pool # BV8700, 3.50%, 7/20/2050	1,980	2,103
Pool # BV8716, 3.50%, 7/20/2050	2,360	2,507
Pool # BU7564, 4.00%, 7/20/2050	3,645	4,061
Pool # BV8702, 4.00%, 7/20/2050	1,063	1,157
Pool # BW5975, 4.00%, 7/20/2050	3,930	4,198
Pool # BW5994, 4.00%, 7/20/2050	3,113	3,418
Pool # BV2395, 4.50%, 7/20/2050	3,158	3,584
Pool # BV8722, 2.50%, 8/20/2050	4,075	4,297
Pool # BV8726, 3.00%, 8/20/2050	1,042	1,119
Pool # BX4922, 3.00%, 8/20/2050	1,062	1,134
Pool # BX4923, 3.00%, 8/20/2050	3,063	3,202
Pool # BW1746, 3.25%, 8/20/2050	4,683	5,155
Pool # BR3911, 3.50%, 8/20/2050	4,977	5,496
Pool # BV2402, 3.50%, 8/20/2050	7,628	8,423
Pool # BX4927, 3.50%, 8/20/2050	1,435	1,541

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BX4928, 3.50%, 8/20/2050	2,374	2,521
Pool # BX4939, 3.50%, 8/20/2050	3,221	3,501
Pool # BW1747, 4.00%, 8/20/2050	995	1,113
Pool # BW7383, 4.00%, 8/20/2050	5,476	6,126
Pool # BX6092, 4.00%, 8/20/2050	3,676	4,111
Pool # BX6093, 4.00%, 8/20/2050	9,514	10,640
Pool # BW7033, 4.50%, 8/20/2050	1,105	1,248
Pool # BR3917, 3.50%, 9/20/2050	10,413	11,497
Pool # BU7559, 3.50%, 9/20/2050	6,687	7,400
Pool # BW1718, 3.50%, 9/20/2050	6,357	6,988
Pool # BX4956, 3.50%, 9/20/2050	2,654	2,904
Pool # BY3407, 3.50%, 9/20/2050	3,742	4,066
Pool # BY3408, 3.50%, 9/20/2050	1,904	2,070
Pool # BY3432, 3.50%, 9/20/2050	4,244	4,612
Pool # BR3918, 4.00%, 9/20/2050	1,282	1,433
Pool # BW1759, 4.00%, 9/20/2050	1,818	2,033
Pool # BX3717, 4.00%, 9/20/2050	1,273	1,410
Pool # BX3718, 4.00%, 9/20/2050	1,549	1,685
Pool # BW7043, 4.50%, 9/20/2050	1,553	1,753
Pool # BW1760, 4.75%, 9/20/2050	1,208	1,361
Pool # BX4971, 2.50%, 10/20/2050	1,508	1,620
Pool # BY6410, 2.50%, 10/20/2050	1,795	1,893
Pool # BW1771, 3.00%, 10/20/2050	1,539	1,677
Pool # BW1772, 3.25%, 10/20/2050	2,183	2,403
Pool # BU7550, 3.50%, 10/20/2050	8,559	9,471
Pool # BW1773, 3.50%, 10/20/2050	2,218	2,469
Pool # BW7062, 3.50%, 10/20/2050	24,758	27,336
Pool # BY6416, 3.50%, 10/20/2050	1,968	2,153
Pool # BZ1658, 3.50%, 10/20/2050	1,948	2,100
Pool # BY6421, 4.00%, 10/20/2050	1,060	1,140
Pool # BZ1662, 4.00%, 10/20/2050	1,716	1,860
Pool # BW1774, 4.25%, 10/20/2050	1,238	1,398
Pool # BS8528, 2.50%, 11/20/2050	22,524	24,102
Pool # BY6440, 2.50%, 11/20/2050	3,041	3,267
Pool # BY6441, 2.50%, 11/20/2050	2,441	2,633
Pool # BY6443, 2.50%, 11/20/2050	2,199	2,336
Pool # BY6445, 2.50%, 11/20/2050	2,658	2,803
Pool # BY6447, 3.00%, 11/20/2050	4,802	5,161
Pool # BZ2574, 3.00%, 11/20/2050	1,065	1,161
Pool # BZ3559, 3.00%, 11/20/2050	1,023	1,067
Pool # BZ2575, 3.25%, 11/20/2050	3,444	3,791
Pool # BY6453, 3.50%, 11/20/2050	1,192	1,319
Pool # BY6454, 3.50%, 11/20/2050	2,062	2,271
Pool # BY6455, 3.50%, 11/20/2050	1,770	1,937
Pool # BY6456, 3.50%, 11/20/2050	1,511	1,630
Pool # BZ3527, 3.50%, 11/20/2050	6,687	7,268
Pool # BZ3560, 3.50%, 11/20/2050	1,515	1,599
Pool # BY6457, 4.00%, 11/20/2050	1,036	1,151
Pool # BY6458, 4.00%, 11/20/2050	1,027	1,126
Pool # BZ2576, 4.00%, 11/20/2050	4,641	5,190
Pool # BY7851, 4.50%, 11/20/2050	1,941	2,190
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,230	1,303
Pool # AH5895, 4.00%, 6/20/2034	340	367
Pool # 4285, 6.00%, 11/20/2038	22	25
Pool # BO1377, 3.75%, 2/20/2040	1,228	1,341
Pool # MA6145, 3.50%, 9/20/2049	3,279	3,408
Pool # AC0979, 3.98%, 4/20/2063(a)	325	333
Pool # AC0977, 3.95%, 5/20/2063(a)	318	324
Pool # AC0973, 4.08%, 5/20/2063(a)	182	183

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,167,204)		2,225,408

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0%
Acre 6.25%, 12/22/2021‡	3,315	3,282
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	633	640
Series 2005-1CB, Class 1A6, IF, IO, 6.95%, 3/25/2035‡(a)	363	59
Series 2005-22T1, Class A2, IF, IO, 4.92%, 6/25/2035‡(a)	1,766	304
Series 2005-20CB, Class 3A8, IF, IO, 4.60%, 7/25/2035‡(a)	2,036	299
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	71	48
Series 2005-37T1, Class A2, IF, IO, 4.90%, 9/25/2035‡(a)	3,238	539
Series 2005-54CB, Class 1A2, IF, IO, 4.70%, 11/25/2035‡(a)	2,208	364
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	370	353
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	12	12
Series 2005-57CB, Class 3A2, IF, IO, 4.95%, 12/25/2035‡(a)	258	35
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	195	192
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	267	222
Series 2006-7CB, Class 1A2, IF, IO, 5.15%, 5/25/2036‡(a)	9,201	2,220
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	340	254
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(d)	8	8
Angel Oak Mortgage Trust I LLC Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(d)	13	13
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(d)	3,444	3,453
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(d)	1,437	1,440
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(d)	4,008	4,096
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036(d)	153	144
Banc of America Alternative Loan Trust Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	641	95
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	55	44
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	114	117
Series 2004-C, Class 1A1, 3.23%, 12/20/2034(a)	131	133
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	216	36
Series 2005-E, Class 4A1, 3.11%, 3/20/2035(a)	38	39
Series 2005-4, Class 30, PO, 8/25/2035‡	29	23
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	121	118
Series 2005-7, Class 30, PO, 11/25/2035‡	16	14
Series 2005-8, Class 30, PO, 1/25/2036‡	82	61
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 4.00%, 4/25/2033(a)	73	72
Series 2003-J, Class 3A2, 2.77%, 11/25/2033(a)	155	156
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(d)	24	24
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 2.88%, 7/25/2033(a)	101	103
Series 2003-7, Class 3A, 2.65%, 10/25/2033(a)	41	39
Series 2004-1, Class 12A1, 3.76%, 4/25/2034(a)	198	193
Series 2004-2, Class 14A, 3.65%, 5/25/2034(a)	81	79
Series 2006-1, Class A1, 2.37%, 2/25/2036(a)	309	315
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(e)	247	258
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048(d)(e)	1,645	1,651
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	9	8
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 3.00%, 6/25/2035(a)	189	190
Series 2007-A1, Class 2A1, 3.16%, 2/25/2037(a)	52	52
Series 2007-A1, Class 1A3, 3.26%, 2/25/2037(a)	721	720
Series 2007-A1, Class 7A1, 3.38%, 2/25/2037(a)	74	74
Series 2007-A1, Class 9A1, 3.71%, 2/25/2037(a)	155	154

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	14		11
Series 2004-3, Class A26, 5.50%, 4/25/2034	127		129
Series 2004-HYB1, Class 2A, 3.00%, 5/20/2034(a)	47		47
Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034(a)	287		285
Series 2004-7, Class 2A1, 3.58%, 6/25/2034(a)	39		42
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	342		354
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	233		242
Series 2004-HYB6, Class A3, 2.74%, 11/20/2034(a)	170		173
Series 2005-16, Class A23, 5.50%, 9/25/2035	86		77
Series 2005-22, Class 2A1, 2.71%, 11/25/2035(a)	500		472
Series 2007-4, Class 1A52, IF, IO, 5.25%, 5/25/2037‡(a)	1,713		419
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035‡	25		21
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033‡	1		—	(b)
Series 2003-HYB1, Class A, 2.60%, 9/25/2033(a)	92		94
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.80%, 9/25/2033(a)(d)	188		189
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(d)	600		631
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031‡	6		5
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	6		6
Series 2003-1, Class 3, PO, 9/25/2033‡	30		27
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6		6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	25		26
Series 2004-UST1, Class A3, 2.23%, 8/25/2034(a)	57		57
Series 2004-UST1, Class A6, 2.63%, 8/25/2034(a)	20		19
Series 2005-1, Class 2A1A, 2.50%, 2/25/2035(a)	120		108
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	269		278
Series 2005-5, Class 1A2, 2.96%, 8/25/2035(a)	350		278
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡(a)(f)	1,618		26
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		29
Series 2003-1, Class DB1, 6.72%, 2/25/2033(a)	403		411
Series 2003-AR15, Class 3A1, 3.38%, 6/25/2033(a)	221		222
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	86		89
Series 2004-AR2, Class 2A1, 3.59%, 3/25/2034(a)	253		264
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	101		103
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	143		146
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	201		207
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	121		126
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	112		116
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	207		217
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	687		61
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	477		6
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023‡	5,544		5,447
CSMC Trust Series 2020-RPL5, Class A1, 2.63%, 8/25/2060(d)	7,420		7,422
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.92%, 2/25/2020(a)	39		39
FHLMC, REMIC
Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)
Series 1084, Class F, 1.09%, 5/15/2021(a)	—	(b)	—	(b)
Series 1084, Class S, HB, IF, 44.59%, 5/15/2021(a)	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 3688, Class CU, 6.84%, 11/15/2021(a)	6		6
Series 3511, IO, 5.00%, 12/15/2021	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	137		139
Series 2462, Class NB, 6.50%, 6/15/2022	19		20
Series 1343, Class LB, 7.50%, 8/15/2022	1		1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1343, Class LA, 8.00%, 8/15/2022	2	2
Series 1395, Class G, 6.00%, 10/15/2022	1	1
Series 1374, Class Z, 7.00%, 10/15/2022	3	4
Series 1401, Class J, 7.00%, 10/15/2022	7	7
Series 2535, Class BK, 5.50%, 12/15/2022	10	10
Series 1470, Class F, 1.53%, 2/15/2023(a)	1	1
Series 1466, Class PZ, 7.50%, 2/15/2023	16	17
Series 1798, Class F, 5.00%, 5/15/2023	8	8
Series 1518, Class G, IF, 8.80%, 5/15/2023(a)	5	6
Series 1505, Class QB, HB, IF, 20.42%, 5/15/2023(a)	1	1
Series 2033, Class J, 5.60%, 6/15/2023	29	30
Series 1526, Class L, 6.50%, 6/15/2023	3	3
Series 1541, Class O, 0.00%, 7/15/2023(a)	7	7
Series 1677, Class Z, 7.50%, 7/15/2023	24	25
Series 1570, Class F, 2.02%, 8/15/2023(a)	2	2
Series 1552, Class IA, HB, IF, 20.19%, 8/15/2023(a)	57	66
Series 1570, Class SA, HB, IF, 24.57%, 8/15/2023(a)	4	5
Series 1578, Class K, 6.90%, 9/15/2023	15	16
Series 1578, Class V, IO, 7.00%, 9/15/2023	2	—	(b)
Series 2571, Class SK, HB, IF, 33.89%, 9/15/2023(a)	9	13
Series 1591, Class PV, 6.25%, 10/15/2023	32	33
Series 1602, Class SA, HB, IF, 22.27%, 10/15/2023(a)	7	8
Series 1813, Class I, PO, 11/15/2023	70	69
Series 1813, Class J, IF, IO, 5.75%, 11/15/2023(a)	270	17
Series 2720, Class PC, 5.00%, 12/15/2023	82	86
Series 1628, Class LZ, 6.50%, 12/15/2023	44	47
Series 1638, Class H, 6.50%, 12/15/2023	46	49
Series 2283, Class K, 6.50%, 12/15/2023	10	10
Series 1644, Class K, 6.75%, 12/15/2023	18	19
Series 1658, Class GZ, 7.00%, 1/15/2024	55	58
Series 1865, Class D, PO, 2/15/2024	5	5
Series 1760, Class ZD, 0.33%, 2/15/2024(a)	75	74
Series 2756, Class NA, 5.00%, 2/15/2024	23	24
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	5	6
Series 1686, Class SH, IF, 18.90%, 2/15/2024(a)	1	1
Series 1699, Class FC, 0.75%, 3/15/2024(a)	3	3
Series 1695, Class EB, 7.00%, 3/15/2024	23	24
Series 2033, Class SN, HB, IF, 29.08%, 3/15/2024(a)	2	—	(b)
Series 2306, Class K, PO, 5/15/2024	5	5
Series 2306, Class SE, IF, IO, 9.77%, 5/15/2024(a)	13	2
Series 1745, Class D, 7.50%, 8/15/2024	11	12
Series 3614, Class QB, 4.00%, 12/15/2024	932	976
Series 2967, Class S, HB, IF, 33.05%, 4/15/2025(a)	19	25
Series 3022, Class SX, IF, 16.52%, 8/15/2025(a)	24	30
Series 1829, Class ZB, 6.50%, 3/15/2026	15	16
Series 1863, Class Z, 6.50%, 7/15/2026	31	33
Series 1899, Class ZE, 8.00%, 9/15/2026	17	20
Series 1963, Class Z, 7.50%, 1/15/2027	18	21
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	7	8
Series 1985, Class PR, IO, 8.00%, 7/15/2027	6	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	2,306	22
Series 1987, Class PE, 7.50%, 9/15/2027	7	8
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4	1
Series 2042, Class T, 7.00%, 3/15/2028	3	3
Series 2040, Class PE, 7.50%, 3/15/2028	39	45
Series 2060, Class Z, 6.50%, 5/15/2028	13	15
Series 2061, Class DC, IO, 6.50%, 6/15/2028	33	3
Series 2075, Class PH, 6.50%, 8/15/2028	89	101
Series 2086, Class GB, 6.00%, 9/15/2028	15	17
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2110, Class PG, 6.00%, 1/15/2029	61	69
Series 2111, Class SB, IF, IO, 7.36%, 1/15/2029(a)	79	9
Series 2125, Class JZ, 6.00%, 2/15/2029	22	25
Series 2130, Class QS, 6.00%, 3/15/2029	48	54
Series 2132, Class ZL, 6.50%, 3/15/2029	13	14
Series 2132, Class SB, HB, IF, 29.90%, 3/15/2029(a)	9	14
Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	130	152
Series 2163, Class PC, IO, 7.50%, 6/15/2029	7	1
Series 2178, Class PB, 7.00%, 8/15/2029	14	16
Series 2201, Class C, 8.00%, 11/15/2029	19	22
Series 2204, Class GB, 8.00%, 12/20/2029‡(a)	2	2
Series 2209, Class TC, 8.00%, 1/15/2030	78	93
Series 2210, Class Z, 8.00%, 1/15/2030	45	54
Series 2224, Class CB, 8.00%, 3/15/2030	14	17
Series 2247, Class Z, 7.50%, 8/15/2030	11	13
Series 2256, Class MC, 7.25%, 9/15/2030	48	57
Series 2254, Class Z, 9.00%, 9/15/2030	101	125
Series 2259, Class ZM, 7.00%, 10/15/2030	56	66
Series 2271, Class PC, 7.25%, 12/15/2030	64	77
Series 2296, Class PD, 7.00%, 3/15/2031	21	25
Series 2303, Class ZD, 7.00%, 4/15/2031	321	383
Series 2694, Class BA, 4.00%, 6/15/2031	18	18
Series 2359, Class ZB, 8.50%, 6/15/2031	47	58
Series 2388, Class UZ, 8.50%, 6/15/2031	17	21
Series 2344, Class ZD, 6.50%, 8/15/2031	135	157
Series 2344, Class ZJ, 6.50%, 8/15/2031	15	17
Series 2345, Class NE, 6.50%, 8/15/2031	8	10
Series 2372, Class F, 0.64%, 10/15/2031(a)	10	10
Series 2367, Class ZK, 6.00%, 10/15/2031	169	196
Series 2368, Class AS, HB, IF, 20.56%, 10/15/2031(a)	6	8
Series 2383, Class FD, 0.64%, 11/15/2031(a)	10	10
Series 2399, Class TH, 6.50%, 1/15/2032	150	177
Series 2410, Class OE, 6.38%, 2/15/2032	28	30
Series 2494, Class SX, IF, IO, 6.86%, 2/15/2032(a)	376	62
Series 2410, Class QX, IF, IO, 8.51%, 2/15/2032(a)	27	6
Series 2410, Class QS, IF, 19.13%, 2/15/2032(a)	34	52
Series 2433, Class SA, HB, IF, 20.56%, 2/15/2032(a)	78	118
Series 2431, Class F, 0.64%, 3/15/2032(a)	453	454
Series 2464, Class FE, 1.14%, 3/15/2032(a)	120	122
Series 2423, Class MC, 7.00%, 3/15/2032	39	47
Series 2423, Class MT, 7.00%, 3/15/2032	47	56
Series 2444, Class ES, IF, IO, 7.81%, 3/15/2032(a)	32	6
Series 2450, Class SW, IF, IO, 7.86%, 3/15/2032(a)	36	7
Series 2434, Class TC, 7.00%, 4/15/2032	50	60
Series 2436, Class MC, 7.00%, 4/15/2032	65	74
Series 2450, Class GZ, 7.00%, 5/15/2032	39	47
Series 3393, Class JO, PO, 9/15/2032	147	138
Series 2513, Class ZC, 5.50%, 10/15/2032	105	124
Series 2517, Class Z, 5.50%, 10/15/2032	92	102
Series 2835, Class QO, PO, 12/15/2032	44	41
Series 2552, Class FP, 1.14%, 1/15/2033(a)	644	658
Series 2557, Class HL, 5.30%, 1/15/2033	432	499
Series 2586, Class WI, IO, 6.50%, 3/15/2033	120	23
Series 2611, Class SQ, IF, 12.72%, 5/15/2033(a)	32	43
Series 2631, Class SA, IF, 14.59%, 6/15/2033(a)	22	29
Series 2692, Class SC, IF, 13.00%, 7/15/2033(a)	75	103
Series 2671, Class S, IF, 14.50%, 9/15/2033(a)	34	47
Series 2725, Class SC, IF, 8.85%, 11/15/2033(a)	80	87
Series 2722, Class PF, 0.74%, 12/15/2033(a)	878	879

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2763, Class ZA, 6.00%, 3/15/2034	3,130	3,675
Series 2779, Class ZC, 6.00%, 4/15/2034	1,908	2,253
Series 2802, Class ZY, 6.00%, 5/15/2034	247	307
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	979	1,107
Series 2990, Class SL, HB, IF, 23.98%, 6/15/2034(a)	33	42
Series 3611, PO, 7/15/2034	176	168
Series 3305, Class MB, IF, 2.62%, 7/15/2034(a)	61	66
Series 3077, Class TO, PO, 4/15/2035	117	114
Series 2990, Class WP, IF, 16.65%, 6/15/2035(a)	2	2
Series 3035, Class Z, 5.85%, 9/15/2035	848	978
Series 3117, Class EO, PO, 2/15/2036	112	105
Series 3117, Class OG, PO, 2/15/2036	105	99
Series 3117, Class OK, PO, 2/15/2036	114	108
Series 3143, Class BC, 5.50%, 2/15/2036	204	239
Series 3122, Class OH, PO, 3/15/2036	19	17
Series 3134, PO, 3/15/2036	16	16
Series 3152, Class MO, PO, 3/15/2036	216	205
Series 3122, Class ZB, 6.00%, 3/15/2036	26	41
Series 3138, PO, 4/15/2036	63	59
Series 3607, Class AO, PO, 4/15/2036	149	137
Series 3607, Class BO, PO, 4/15/2036	149	141
Series 3137, Class XP, 6.00%, 4/15/2036	623	742
Series 3219, Class DI, IO, 6.00%, 4/15/2036	97	21
Series 3149, Class SO, PO, 5/15/2036	58	50
Series 3151, PO, 5/15/2036	191	180
Series 3153, Class EO, PO, 5/15/2036	103	95
Series 3210, PO, 5/15/2036	121	120
Series 3604, PO, 5/15/2036	151	138
Series 3998, Class GF, 0.59%, 5/15/2036(a)	348	348
Series 3171, Class MO, PO, 6/15/2036	88	86
Series 3179, Class OA, PO, 7/15/2036	75	69
Series 3194, Class SA, IF, IO, 6.96%, 7/15/2036(a)	39	9
Series 3200, PO, 8/15/2036	132	126
Series 3232, Class ST, IF, IO, 6.56%, 10/15/2036(a)	140	29
Series 3237, Class AO, PO, 11/15/2036	155	141
Series 3704, Class DT, 7.50%, 11/15/2036	819	1,007
Series 3704, Class ET, 7.50%, 12/15/2036	591	734
Series 3260, Class CS, IF, IO, 6.00%, 1/15/2037(a)	94	19
Series 3262, Class SG, IF, IO, 6.26%, 1/15/2037(a)	28	4
Series 3274, Class JO, PO, 2/15/2037	30	29
Series 3274, Class MO, PO, 2/15/2037	57	54
Series 3275, Class FL, 0.58%, 2/15/2037(a)	35	35
Series 3288, Class GS, IF, 0.00%, 3/15/2037(a)	26	26
Series 3290, Class SB, IF, IO, 6.31%, 3/15/2037(a)	272	54
Series 3373, Class TO, PO, 4/15/2037	119	111
Series 3316, Class JO, PO, 5/15/2037	17	16
Series 3607, PO, 5/15/2037	377	352
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	680	806
Series 3371, Class FA, 0.74%, 9/15/2037(a)	43	44
Series 3385, Class SN, IF, IO, 5.86%, 11/15/2037(a)	58	10
Series 3387, Class SA, IF, IO, 6.28%, 11/15/2037(a)	179	34
Series 3422, Class AI, IO, 0.25%, 1/15/2038(e)	682	5
Series 3404, Class SC, IF, IO, 5.86%, 1/15/2038(a)	273	56
Series 3451, Class SA, IF, IO, 5.91%, 5/15/2038(a)	48	5
Series 3537, Class MI, IO, 5.00%, 6/15/2038	460	79
Series 3461, Class LZ, 6.00%, 6/15/2038	110	129
Series 3481, Class SJ, IF, IO, 5.71%, 8/15/2038(a)	377	74
Series 3895, Class WA, 5.70%, 10/15/2038(a)	250	287
Series 3546, Class A, 2.35%, 2/15/2039(a)	47	48
Series 3511, Class SA, IF, IO, 5.86%, 2/15/2039(a)	91	16
Series 3531, Class SA, IF, IO, 6.16%, 5/15/2039(a)	269	24
Series 3549, Class FA, 1.34%, 7/15/2039(a)	38	38
Series 4580, Class PT, 6.88%, 8/15/2039(a)	1,416	1,655

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3572, Class JS, IF, IO, 6.66%, 9/15/2039(a)	269		45
Series 3795, Class EI, IO, 5.00%, 10/15/2039	488		33
Series 3621, PO, 1/15/2040	266		251
Series 3621, Class BO, PO, 1/15/2040	179		170
Series 3623, Class LO, PO, 1/15/2040	247		227
Series 3632, Class BS, IF, 17.03%, 2/15/2040(a)	743		1,087
Series 3714, Class IP, IO, 5.00%, 8/15/2040	898		96
Series 3966, Class BF, 0.64%, 10/15/2040(a)	536		537
Series 3747, Class PY, 4.00%, 10/15/2040	1,500		1,758
Series 3747, Class CY, 4.50%, 10/15/2040	2,373		2,816
Series 3740, Class SC, IF, IO, 5.86%, 10/15/2040(a)	511		94
Series 3753, PO, 11/15/2040	1,492		1,412
Series 3770, Class PY, 5.00%, 12/15/2040	1,655		2,030
Series 3860, Class PZ, 5.00%, 5/15/2041	3,213		3,870
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	108		120
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	188		207
Series 3966, Class NA, 4.00%, 12/15/2041	1,564		1,747
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		1,126
Series 4136, Class HS, IF, 3.86%, 11/15/2042(a)	1,031		1,057
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		1,057
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,215
Series 4280, Class EO, PO, 12/15/2043	1,095		945
Series 4281, Class OB, PO, 12/15/2043	1,209		1,047
Series 4377, Class JP, 3.00%, 8/15/2044	4,453		4,774
Series 4456, Class SA, IF, IO, 6.01%, 3/15/2045(a)	6,501		1,281
Series 4480, Class SE, IF, IO, 6.04%, 6/15/2045(a)	6,253		1,187
Series 4708, Class F, 0.44%, 8/15/2047(a)	4,548		4,536
Series 4888, Class AZ, 4.00%, 12/15/2048	5,945		6,576
Series 4903, Class SN, IF, IO, 5.95%, 8/25/2049(a)	16,673		3,514
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(b)	—	(b)
Series 191, IO, 8.00%, 1/1/2028	423		70
Series 197, PO, 4/1/2028	167		162
Series 233, Class 11, IO, 5.00%, 9/15/2035	216		38
Series 233, Class 12, IO, 5.00%, 9/15/2035	126		19
Series 233, Class 13, IO, 5.00%, 9/15/2035	294		51
Series 239, Class S30, IF, IO, 7.56%, 8/15/2036(a)	413		102
Series 262, Class 35, 3.50%, 7/15/2042	12,146		13,447
Series 299, Class 300, 3.00%, 1/15/2043	570		602
Series 310, PO, 9/15/2043	1,583		1,432
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.22%, 7/25/2032(a)	174		197
Series T-76, Class 2A, 1.72%, 10/25/2037(a)	2,007		2,062
Series T-42, Class A5, 7.50%, 2/25/2042	612		756
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	50		66
Series T-54, Class 2A, 6.50%, 2/25/2043	1,103		1,347
Series T-54, Class 3A, 7.00%, 2/25/2043	511		629
Series T-56, Class A5, 5.23%, 5/25/2043	922		1,068
Series T-58, Class A, PO, 9/25/2043	73		64
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	41		52
Series T-59, Class 1AP, PO, 10/25/2043	74		57
Series T-62, Class 1A1, 1.94%, 10/25/2044(a)	867		889
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.44%, 10/25/2034(a)	221		223
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	213		161
Series 2007-FA4, Class 1A2, IF, IO, 5.50%, 8/25/2037‡(a)	3,267		832
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,064		3,517
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	229		272
Series 2003-W8, Class 3F1, 0.55%, 5/25/2042(a)	148		148
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	190		225
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	129		154
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	177		210

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-W3, Class 2AF, 0.37%, 3/25/2045(a)	387		386
Series 2005-W4, Class 3A, 3.32%, 6/25/2045(a)	853		907
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	144		166
Series 2006-W2, Class 1AF1, 0.37%, 2/25/2046(a)	194		194
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	321		384
Series 2001-T12, Class A2, 7.50%, 8/25/2041	209		251
Series 2001-T10, PO, 12/25/2041	13		13
Series 2002-T4, Class A2, 7.00%, 12/25/2041	133		156
Series 2002-T4, Class A3, 7.50%, 12/25/2041	301		361
Series 2002-T16, Class A2, 7.00%, 7/25/2042	116		141
Series 2002-T19, Class A2, 7.00%, 7/25/2042	293		354
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	205		238
Series 2004-T3, Class PT1, 10.35%, 1/25/2044(a)	164		200
FNMA, REMIC
Series 1991-44, Class G, 8.50%, 5/25/2021	—	(b)	—	(b)
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	1		1
Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	7		7
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(b)	—	(b)
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		2
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	7		7
Series G93-1, Class KA, 7.90%, 1/25/2023	6		7
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 9.53%, 2/25/2023(a)	6		7
Series 1993-25, Class J, 7.50%, 3/25/2023	14		15
Series 1993-31, Class K, 7.50%, 3/25/2023	3		3
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	6		6
Series 1993-54, Class Z, 7.00%, 4/25/2023	31		32
Series 1993-62, Class SA, IF, 19.31%, 4/25/2023(a)	2		2
Series 1998-43, Class SA, HB, IF, 20.95%, 4/25/2023(a)	13		2
Series 1993-97, Class FA, 1.40%, 5/25/2023(a)	2		2
Series 2008-47, Class SI, IF, IO, 6.35%, 6/25/2023(a)	17		—	(b)
Series 1993-162, Class F, 1.10%, 8/25/2023(a)	4		4
Series 1996-14, Class SE, IF, IO, 9.92%, 8/25/2023(a)	24		2
Series 1993-228, Class G, PO, 9/25/2023	1		1
Series 1993-165, Class SD, IF, 13.75%, 9/25/2023(a)	1		1
Series 2000-18, Class EC, PO, 10/25/2023	45		44
Series 1993-179, Class SB, HB, IF, 27.46%, 10/25/2023(a)	7		9
Series 1993-230, Class FA, 0.75%, 12/25/2023(a)	1		1
Series 2002-1, Class UD, HB, IF, 23.97%, 12/25/2023(a)	11		14
Series 1994-26, Class J, PO, 1/25/2024	112		112
Series 2009-9, IO, 5.00%, 2/25/2024	—	(b)	—	(b)
Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	10		11
Series G94-7, Class PJ, 7.50%, 5/17/2024	62		66
Series 2004-53, Class NC, 5.50%, 7/25/2024	59		61
Series 1995-2, Class Z, 8.50%, 1/25/2025	4		4
Series 2006-72, Class HO, PO, 8/25/2026	52		50
Series 2006-94, Class GI, IF, IO, 6.50%, 10/25/2026(a)	584		60
Series 2006-94, Class GK, HB, IF, 32.50%, 10/25/2026(a)	24		36
Series G97-2, Class ZA, 8.50%, 2/17/2027	19		22
Series 1997-20, IO, 1.84%, 3/25/2027(a)	4		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	4		5
Series 1997-24, Class Z, 8.00%, 4/18/2027	4		5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1997-46, Class Z, 7.50%, 6/17/2027	109	123
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—	(b)
Series 1998-30, Class ZA, 6.50%, 5/20/2028	241	273
Series 1998-36, Class ZB, 6.00%, 7/18/2028	30	34
Series 2002-7, Class FD, 0.85%, 4/25/2029(a)	64	65
Series 1999-62, Class PB, 7.50%, 12/18/2029	26	30
Series 2000-52, IO, 8.50%, 1/25/2031	5	1
Series 2002-60, Class FA, 0.90%, 2/25/2031(a)	217	219
Series 2002-60, Class FB, 0.90%, 2/25/2031(a)	217	219
Series 2001-4, Class ZA, 6.50%, 3/25/2031	217	249
Series 2001-7, Class PF, 7.00%, 3/25/2031	17	21
Series 2002-50, Class ZA, 6.00%, 5/25/2031	314	356
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	27	4
Series 2001-49, Class LZ, 8.50%, 7/25/2031	46	55
Series 2001-38, Class FB, 0.65%, 8/25/2031(a)	72	73
Series 2001-36, Class DE, 7.00%, 8/25/2031	42	49
Series 2001-44, Class PD, 7.00%, 9/25/2031	19	23
Series 2001-44, Class PU, 7.00%, 9/25/2031	29	35
Series 2001-53, Class FX, 0.50%, 10/25/2031(a)	217	216
Series 2003-52, Class SX, HB, IF, 22.50%, 10/25/2031(a)	11	18
Series 2001-61, Class Z, 7.00%, 11/25/2031	113	136
Series 2001-72, Class SX, IF, 17.12%, 12/25/2031(a)	11	15
Series 2002-1, Class SA, HB, IF, 24.70%, 2/25/2032(a)	6	9
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	127	5
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	7	8
Series 2002-30, Class Z, 6.00%, 5/25/2032	182	213
Series 2002-37, Class Z, 6.50%, 6/25/2032	12	14
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	261	42
Series 2004-61, Class FH, 0.95%, 11/25/2032(a)	1,096	1,112
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,135	1,320
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	44	52
Series 2004-59, Class BG, PO, 12/25/2032	59	56
Series 2002-77, Class S, IF, 14.21%, 12/25/2032(a)	28	37
Series 2003-2, Class F, 0.90%, 2/25/2033(a)	461	467
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	239	15
Series 2003-22, Class UD, 4.00%, 4/25/2033	352	392
Series 2003-39, IO, 6.00%, 5/25/2033(a)	20	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	424	90
Series 2004-4, Class QI, IF, IO, 6.95%, 6/25/2033(a)	94	5
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	561	123
Series 2004-4, Class QM, IF, 13.90%, 6/25/2033(a)	23	26
Series 2003-132, Class OA, PO, 8/25/2033	16	16
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	45	3
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	193	34
Series 2003-74, Class SH, IF, 9.90%, 8/25/2033(a)	27	34
Series 2003-86, Class ZA, 5.50%, 9/25/2033	213	244
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033(a)	30	37
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,160	1,346
Series 2003-116, Class SB, IF, IO, 7.45%, 11/25/2033(a)	222	46
Series 2006-44, Class P, PO, 12/25/2033	434	411
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,238	1,466
Series 2004-87, Class F, 0.90%, 1/25/2034(a)	172	175
Series 2003-130, Class SX, IF, 11.29%, 1/25/2034(a)	10	12
Series 2003-131, Class SK, IF, 15.90%, 1/25/2034(a)	21	24
Series 2004-46, Class EP, PO, 3/25/2034	128	126
Series 2004-28, Class PF, 0.55%, 3/25/2034(a)	319	320
Series 2004-17, Class H, 5.50%, 4/25/2034	362	425
Series 2004-25, Class SA, IF, 19.11%, 4/25/2034(a)	83	123
Series 2004-46, Class SK, IF, 16.09%, 5/25/2034(a)	37	51

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-36, Class SA, IF, 19.11%, 5/25/2034(a)	147	225
Series 2004-46, Class QB, HB, IF, 23.40%, 5/25/2034(a)	63	98
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,461	1,672
Series 2004-51, Class SY, IF, 13.94%, 7/25/2034(a)	19	23
Series 2014-44, Class B, 2.50%, 8/25/2034	928	992
Series 2005-7, Class LO, PO, 2/25/2035	458	437
Series 2005-15, Class MO, PO, 3/25/2035	113	104
Series 2005-13, Class FL, 0.55%, 3/25/2035(a)	89	90
Series 2005-74, Class SK, IF, 19.72%, 5/25/2035(a)	179	232
Series 2005-56, Class S, IF, IO, 6.56%, 7/25/2035(a)	270	61
Series 2005-66, Class SV, IF, IO, 6.60%, 7/25/2035(a)	294	31
Series 2005-103, Class SC, IF, 11.00%, 7/25/2035(a)	239	314
Series 2005-66, Class SG, IF, 17.00%, 7/25/2035(a)	102	151
Series 2005-68, Class PG, 5.50%, 8/25/2035	255	291
Series 2005-73, Class PS, IF, 16.32%, 8/25/2035(a)	71	98
Series 2005-90, PO, 9/25/2035	98	97
Series 2005-90, Class AO, PO, 10/25/2035	32	31
Series 2010-39, Class OT, PO, 10/25/2035	137	133
Series 2005-84, Class XM, 5.75%, 10/25/2035	140	159
Series 2005-90, Class ES, IF, 16.50%, 10/25/2035(a)	245	347
Series 2005-106, Class US, HB, IF, 24.02%, 11/25/2035(a)	149	225
Series 2006-8, Class WQ, PO, 3/25/2036	430	393
Series 2006-16, Class HZ, 5.50%, 3/25/2036	130	150
Series 2006-8, Class WN, IF, IO, 6.55%, 3/25/2036(a)	1,578	371
Series 2006-23, Class KO, PO, 4/25/2036	61	59
Series 2006-27, Class OH, PO, 4/25/2036	133	127
Series 2006-44, Class GO, PO, 6/25/2036	173	163
Series 2006-50, Class JO, PO, 6/25/2036	103	97
Series 2006-50, Class PS, PO, 6/25/2036	147	144
Series 2006-53, Class US, IF, IO, 6.43%, 6/25/2036(a)	272	53
Series 2006-113, PO, 7/25/2036	13	13
Series 2006-58, PO, 7/25/2036	172	163
Series 2006-58, Class AP, PO, 7/25/2036	63	59
Series 2006-65, Class QO, PO, 7/25/2036	70	66
Series 2006-56, Class FT, 0.90%, 7/25/2036(a)	676	718
Series 2006-63, Class ZH, 6.50%, 7/25/2036	211	251
Series 2006-72, Class GO, PO, 8/25/2036	123	120
Series 2006-72, Class TO, PO, 8/25/2036	80	74
Series 2006-79, Class DO, PO, 8/25/2036	109	106
Series 2007-7, Class SG, IF, IO, 6.35%, 8/25/2036(a)	254	85
Series 2006-77, Class PC, 6.50%, 8/25/2036	572	663
Series 2006-78, Class BZ, 6.50%, 8/25/2036	82	96
Series 2006-86, Class OB, PO, 9/25/2036	154	146
Series 2006-90, Class AO, PO, 9/25/2036	117	111
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	815	175
Series 2006-110, PO, 11/25/2036	88	83
Series 2006-111, Class EO, PO, 11/25/2036	51	47
Series 2006-105, Class ME, 5.50%, 11/25/2036	851	990
Series 2006-115, Class OK, PO, 12/25/2036	186	172
Series 2006-119, PO, 12/25/2036	56	53
Series 2006-118, Class A2, 0.21%, 12/25/2036(a)	93	92
Series 2006-120, Class PF, 0.40%, 12/25/2036(a)	125	125
Series 2006-117, Class GS, IF, IO, 6.50%, 12/25/2036(a)	152	26
Series 2006-120, IO, 6.50%, 12/25/2036	322	64
Series 2015-91, Class AC, 7.50%, 12/25/2036	2,275	2,823
Series 2006-126, Class AO, PO, 1/25/2037	318	297
Series 2007-1, Class SD, HB, IF, 38.10%, 2/25/2037(a)	33	113
Series 2007-14, Class OP, PO, 3/25/2037	102	98
Series 2007-16, Class FC, 0.90%, 3/25/2037(a)	42	43

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-63, Class P, 5.00%, 3/25/2037	25	28
Series 2007-22, Class SC, IF, IO, 5.93%, 3/25/2037(a)	29	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	287	321
Series 2007-14, Class ES, IF, IO, 6.29%, 3/25/2037(a)	3,992	746
Series 2007-39, Class EF, 0.40%, 5/25/2037(a)	36	36
Series 2007-46, Class ZK, 5.50%, 5/25/2037	474	535
Series 2007-54, Class FA, 0.55%, 6/25/2037(a)	127	128
Series 2007-54, Class WI, IF, IO, 5.95%, 6/25/2037(a)	374	77
Series 2007-72, Class EK, IF, IO, 6.25%, 7/25/2037(a)	928	187
Series 2007-65, Class KI, IF, IO, 6.47%, 7/25/2037(a)	202	37
Series 2007-60, Class AX, IF, IO, 7.00%, 7/25/2037(a)	315	80
Series 2007-76, Class ZG, 6.00%, 8/25/2037	269	315
Series 2007-78, Class CB, 6.00%, 8/25/2037	84	98
Series 2007-79, Class SB, HB, IF, 23.47%, 8/25/2037(a)	33	52
Series 2007-88, Class VI, IF, IO, 6.39%, 9/25/2037(a)	141	31
Series 2009-86, Class OT, PO, 10/25/2037	487	452
Series 2007-100, Class SM, IF, IO, 6.30%, 10/25/2037(a)	322	66
Series 2007-91, Class ES, IF, IO, 6.31%, 10/25/2037(a)	480	105
Series 2007-112, Class SA, IF, IO, 6.30%, 12/25/2037(a)	827	189
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038(a)	673	29
Series 2008-1, Class BI, IF, IO, 5.76%, 2/25/2038(a)	249	49
Series 2008-12, Class CO, PO, 3/25/2038	562	531
Series 2008-16, Class IS, IF, IO, 6.05%, 3/25/2038(a)	152	24
Series 2008-10, Class XI, IF, IO, 6.08%, 3/25/2038(a)	144	27
Series 2008-20, Class SA, IF, IO, 6.84%, 3/25/2038(a)	241	51
Series 2009-79, Class UA, 7.00%, 3/25/2038	25	29
Series 2008-32, Class SA, IF, IO, 6.70%, 4/25/2038(a)	49	9
Series 2008-27, Class SN, IF, IO, 6.75%, 4/25/2038(a)	81	16
Series 2008-44, PO, 5/25/2038	15	14
Series 2011-47, Class ZA, 5.50%, 7/25/2038	422	488
Series 2008-53, Class CI, IF, IO, 7.05%, 7/25/2038(a)	130	24
Series 2008-80, Class SA, IF, IO, 5.70%, 9/25/2038(a)	249	47
Series 2008-81, Class SB, IF, IO, 5.70%, 9/25/2038(a)	180	30
Series 2008-80, Class GP, 6.25%, 9/25/2038	18	21
Series 2010-148, Class MA, 4.00%, 2/25/2039	2	2
Series 2009-4, Class BD, 4.50%, 2/25/2039	27	30
Series 2009-6, Class GS, IF, IO, 6.40%, 2/25/2039(a)	117	26
Series 2009-17, Class QS, IF, IO, 6.50%, 3/25/2039(a)	131	23
Series 2009-62, Class HJ, 6.00%, 5/25/2039	106	114
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	303	47
Series 2009-47, Class MT, 7.00%, 7/25/2039	20	24
Series 2009-69, PO, 9/25/2039	112	104
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	193	34
Series 2009-84, Class WS, IF, IO, 5.75%, 10/25/2039(a)	94	14
Series 2009-92, Class AD, 6.00%, 11/25/2039	178	196
Series 2009-103, Class MB, 3.06%, 12/25/2039(a)	553	575
Series 2009-99, Class SC, IF, IO, 6.03%, 12/25/2039(a)	73	11
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	433	499
Series 2009-113, Class FB, 0.70%, 1/25/2040(a)	145	147
Series 2009-112, Class ST, IF, IO, 6.10%, 1/25/2040(a)	248	51
Series 2010-1, Class WA, 6.19%, 2/25/2040(a)	858	979
Series 2010-23, Class KS, IF, IO, 6.95%, 2/25/2040(a)	197	36
Series 2010-16, Class WB, 6.18%, 3/25/2040(a)	1,500	1,726
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	707	806
Series 2010-49, Class SC, IF, 12.36%, 3/25/2040(a)	335	435
Series 2010-40, Class FJ, 0.75%, 4/25/2040(a)	141	142
Series 2010-35, Class SB, IF, IO, 6.27%, 4/25/2040(a)	215	37
Series 2010-43, Class FD, 0.75%, 5/25/2040(a)	370	375
Series 2010-42, Class S, IF, IO, 6.25%, 5/25/2040(a)	86	16
Series 2010-61, Class WA, 6.01%, 6/25/2040(a)	275	320

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-68, Class SA, IF, IO, 4.85%, 7/25/2040(a)	760	107
Series 2010-103, Class ME, 4.00%, 9/25/2040	801	886
Series 2010-111, Class AM, 5.50%, 10/25/2040	981	1,165
Series 2010-123, Class FL, 0.58%, 11/25/2040(a)	84	84
Series 2010-125, Class SA, IF, IO, 4.29%, 11/25/2040(a)	794	99
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,156
Series 2010-147, Class SA, IF, IO, 6.38%, 1/25/2041(a)	2,137	501
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	2,003
Series 2011-30, Class LS, IO, 2.80%, 4/25/2041(a)	534	35
Series 2011-75, Class FA, 0.70%, 8/25/2041(a)	115	116
Series 2011-118, Class LB, 7.00%, 11/25/2041	828	1,015
Series 2011-118, Class MT, 7.00%, 11/25/2041	1,330	1,623
Series 2011-118, Class NT, 7.00%, 11/25/2041	1,309	1,569
Series 2013-2, Class LZ, 3.00%, 2/25/2043	497	484
Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,666	2,972
Series 2013-92, PO, 9/25/2043	1,611	1,485
Series 2013-101, Class DO, PO, 10/25/2043	1,733	1,587
Series 2018-11, Class LA, 3.50%, 7/25/2045	4,260	4,442
Series 2018-63, Class DA, 3.50%, 9/25/2048	3,222	3,419
Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,188	2,389
Series 2019-20, Class H, 3.50%, 5/25/2049	3,983	4,225
Series 2019-32, Class SD, IF, IO, 5.90%, 6/25/2049(a)	8,858	1,574
Series 2010-103, Class SB, IF, IO, 5.95%, 11/25/2049(a)	711	74
Series 2020-61, Class SB, IF, IO, 4.05%, 9/25/2050(a)	17,533	2,163
Series 2011-2, Class WA, 5.85%, 2/25/2051(a)	160	185
Series 2011-43, Class WA, 5.81%, 5/25/2051(a)	196	229
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	561	651
Series 2012-21, Class WA, 5.63%, 3/25/2052(a)	870	1,016
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	738	858
Series 2007-W2, Class 1A1, 0.47%, 3/25/2037(a)	207	207
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	119	134
Series 2007-W7, Class 1A4, HB, IF, 38.28%, 7/25/2037(a)	16	30
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	413	464
Series 2002-W10, IO, 0.91%, 8/25/2042(a)	1,588	32
Series 2003-W4, Class 2A, 5.76%, 10/25/2042(a)	25	28
Series 2003-W1, Class 1A1, 5.20%, 12/25/2042(a)	185	204
Series 2003-W1, Class 2A, 5.68%, 12/25/2042(a)	117	131
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	404	490
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	163	185
Series 2006-W3, Class 1AF1, 0.39%, 10/25/2046(a)	129	128
Series 2009-W1, Class A, 6.00%, 12/25/2049	863	999
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.39%, 6/27/2036(a)	243	240
Series 2007-64, Class FB, 0.52%, 7/25/2037(a)	191	192
Series 2007-106, Class A7, 6.21%, 10/25/2037(a)	67	78
Series 2003-7, Class A1, 6.50%, 12/25/2042	215	249
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	31	2
Series 218, Class 2, IO, 7.50%, 4/25/2023	45	3
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 300, Class 1, PO, 9/25/2024	57	56
Series 293, Class 1, PO, 12/25/2024	110	108
Series 285, Class 1, PO, 2/25/2027	3	3
Series 331, Class 13, IO, 7.00%, 11/25/2032	127	25
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	61	9
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	135	17
Series 356, Class 3, IO, 5.00%, 1/25/2035	167	24
Series 365, Class 8, IO, 5.50%, 5/25/2036	216	44
Series 373, Class 1, PO, 7/25/2036	1,325	1,266
Series 374, Class 5, IO, 5.50%, 8/25/2036	77	14

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 393, Class 6, IO, 5.50%, 4/25/2037	38	6
Series 383, Class 32, IO, 6.00%, 1/25/2038	183	39
G2 nov50 11/20/2050(c)	7,500	7,972
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.50%, 6/19/2035(a)	358	342
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	64	64
Series 2001-35, Class SA, IF, IO, 8.11%, 8/16/2031(a)	45	—	(b)
Series 2003-11, Class SK, IF, IO, 7.56%, 2/16/2033(a)	180	—	(b)
Series 2008-29, PO, 2/17/2033	10	9
Series 2003-24, PO, 3/16/2033	7	7
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	232	27
Series 2003-90, PO, 10/20/2033	18	18
Series 2010-41, Class WA, 5.83%, 10/20/2033(a)	852	961
Series 2003-112, Class SA, IF, IO, 6.41%, 12/16/2033(a)	260	32
Series 2004-28, Class S, IF, 19.28%, 4/16/2034(a)	72	107
Series 2004-46, Class AO, PO, 6/20/2034	95	91
Series 2004-73, Class AE, IF, 14.56%, 8/17/2034(a)	11	12
Series 2010-103, Class WA, 5.71%, 8/20/2034(a)	439	505
Series 2004-73, Class JL, IF, IO, 6.41%, 9/16/2034(a)	930	188
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	22	24
Series 2004-90, Class SI, IF, IO, 5.95%, 10/20/2034(a)	292	50
Series 2005-68, Class DP, IF, 16.09%, 6/17/2035(a)	80	103
Series 2010-14, Class CO, PO, 8/20/2035	667	632
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	877	137
Series 2005-72, Class AZ, 5.50%, 9/20/2035	559	636
Series 2005-68, Class KI, IF, IO, 6.15%, 9/20/2035(a)	552	118
Series 2005-85, IO, 5.50%, 11/16/2035	223	30
Series 2010-14, Class BO, PO, 11/20/2035	104	99
Series 2006-16, Class OP, PO, 3/20/2036	95	90
Series 2006-22, Class AO, PO, 5/20/2036	65	64
Series 2006-38, Class SW, IF, IO, 6.35%, 6/20/2036(a)	115	7
Series 2006-34, PO, 7/20/2036	55	53
Series 2006-59, Class SD, IF, IO, 6.55%, 10/20/2036(a)	75	12
Series 2011-22, Class WA, 5.85%, 2/20/2037(a)	1,211	1,400
Series 2007-57, PO, 3/20/2037	211	204
Series 2007-17, Class JO, PO, 4/16/2037	73	67
Series 2007-17, Class JI, IF, IO, 6.67%, 4/16/2037(a)	530	118
Series 2010-129, Class AW, 5.94%, 4/20/2037(a)	446	514
Series 2007-31, Class AO, PO, 5/16/2037	368	334
Series 2007-25, Class FN, 0.44%, 5/16/2037(a)	56	56
Series 2007-28, Class BO, PO, 5/20/2037	13	12
Series 2007-26, Class SC, IF, IO, 6.05%, 5/20/2037(a)	249	43
Series 2007-36, Class HO, PO, 6/16/2037	12	11
Series 2007-36, Class SE, IF, IO, 6.33%, 6/16/2037(a)	246	35
Series 2007-36, Class SG, IF, IO, 6.32%, 6/20/2037(a)	379	58
Series 2007-45, Class QA, IF, IO, 6.49%, 7/20/2037(a)	110	17
Series 2007-40, Class SD, IF, IO, 6.60%, 7/20/2037(a)	265	46
Series 2007-42, Class SB, IF, IO, 6.60%, 7/20/2037(a)	264	46
Series 2007-50, Class AI, IF, IO, 6.63%, 8/20/2037(a)	172	12
Series 2008-20, PO, 9/20/2037	34	34
Series 2007-53, Class SW, IF, 19.77%, 9/20/2037(a)	35	47
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	137	7
Series 2009-79, Class OK, PO, 11/16/2037	166	158
Series 2007-74, Class SL, IF, IO, 6.40%, 11/16/2037(a)	694	105
Series 2007-76, Class SA, IF, IO, 6.38%, 11/20/2037(a)	220	31
Series 2007-79, Class SY, IF, IO, 6.40%, 12/20/2037(a)	303	45
Series 2008-2, Class MS, IF, IO, 7.02%, 1/16/2038(a)	160	34
Series 2008-1, PO, 1/20/2038	37	35
Series 2015-137, Class WA, 5.51%, 1/20/2038(a)	343	405
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	512	69

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-10, Class S, IF, IO, 5.68%, 2/20/2038(a)	119	16
Series 2009-106, Class ST, IF, IO, 5.85%, 2/20/2038(a)	719	126
Series 2008-33, Class XS, IF, IO, 7.56%, 4/16/2038(a)	126	23
Series 2008-36, Class SH, IF, IO, 6.15%, 4/20/2038(a)	267	1
Series 2012-52, Class WA, 6.19%, 4/20/2038(a)	2,831	3,338
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038(a)	1,018	194
Series 2008-55, Class SA, IF, IO, 6.05%, 6/20/2038(a)	131	22
Series 2008-62, Class SA, IF, IO, 6.00%, 7/20/2038(a)	760	109
Series 2012-59, Class WA, 5.58%, 8/20/2038(a)	533	617
Series 2008-71, Class SC, IF, IO, 5.85%, 8/20/2038(a)	49	7
Series 2009-25, Class SE, IF, IO, 7.45%, 9/20/2038(a)	126	21
Series 2011-97, Class WA, 6.12%, 11/20/2038(a)	1,275	1,493
Series 2008-93, Class AS, IF, IO, 5.55%, 12/20/2038(a)	198	28
Series 2008-96, Class SL, IF, IO, 5.85%, 12/20/2038(a)	149	14
Series 2011-163, Class WA, 5.87%, 12/20/2038(a)	1,293	1,511
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	37	2
Series 2008-95, Class DS, IF, IO, 7.15%, 12/20/2038(a)	518	96
Series 2009-6, Class SA, IF, IO, 5.96%, 2/16/2039(a)	158	20
Series 2009-10, Class SA, IF, IO, 5.80%, 2/20/2039(a)	282	43
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	881	133
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	187	33
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	217	47
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	67	9
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	152	28
Series 2009-102, Class SM, IF, IO, 6.26%, 6/16/2039(a)	3	—	(b)
Series 2009-43, Class SA, IF, IO, 5.80%, 6/20/2039(a)	186	26
Series 2009-42, Class SC, IF, IO, 5.93%, 6/20/2039(a)	353	53
Series 2009-64, Class SN, IF, IO, 5.96%, 7/16/2039(a)	308	45
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,325	1,538
Series 2009-67, Class SA, IF, IO, 5.91%, 8/16/2039(a)	275	41
Series 2009-72, Class SM, IF, IO, 6.11%, 8/16/2039(a)	485	85
Series 2009-104, Class AB, 7.00%, 8/16/2039	353	387
Series 2009-106, Class AS, IF, IO, 6.26%, 11/16/2039(a)	557	104
Series 2015-91, Class W, 5.25%, 5/20/2040(a)	1,002	1,160
Series 2013-75, Class WA, 5.15%, 6/20/2040(a)	518	595
Series 2011-137, Class WA, 5.57%, 7/20/2040(a)	1,868	2,198
Series 2010-130, Class CP, 7.00%, 10/16/2040	369	443
Series 2010-157, Class OP, PO, 12/20/2040	1,015	963
Series 2011-100, Class MY, 4.00%, 7/20/2041	1,756	1,937
Series 2012-24, Class WA, 5.59%, 7/20/2041(a)	2,658	3,089
Series 2013-26, Class AK, 4.70%, 9/20/2041(a)	1,279	1,464
Series 2014-188, Class W, 4.61%, 10/20/2041(a)	1,223	1,363
Series 2012-141, Class WA, 4.54%, 11/16/2041(a)	3,807	4,251
Series 2012-141, Class WC, 3.70%, 1/20/2042(a)	2,072	2,281
Series 2012-141, Class WB, 3.99%, 9/16/2042(a)	2,901	3,270
Series 2012-138, Class PT, 4.00%, 11/16/2042(a)	3,314	3,717
Series 2013-54, Class WA, 4.84%, 11/20/2042(a)	1,879	2,144
Series 2017-99, Class PT, 6.02%, 8/20/2044(a)	1,147	1,360
Series 2019-31, Class HC, 3.50%, 5/20/2046	5,358	5,538
Series 2018-160, Class PA, 3.50%, 7/20/2046	5,524	5,745
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	3,877	391
Series 2019-111, IO, 5.00%, 4/20/2049	14,242	1,615
Series 2019-65, Class ST, IF, IO, 5.90%, 5/20/2049(a)	16,881	2,566
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	13,731	1,439
Series 2019-112, Class GS, IF, IO, 5.92%, 9/20/2049(a)	5,189	682
Series 2019-112, Class SG, IF, IO, 5.95%, 9/20/2049(a)	5,653	967
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	11,547	1,720
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	34,784	5,237
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	25,264	3,518
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	14,412	2,712

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	18,954	3,565
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	26,592	3,979
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	20,915	3,229
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	26,808	3,188
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	29,700	3,984
Series 2020-149, Class SH, IF, IO, 3.50%, 10/20/2050(a)	27,527	3,651
Series 2020-149, Class TS, IF, IO, 3.50%, 10/20/2050(a)	22,960	3,320
Series 2012-H24, Class FG, 0.57%, 4/20/2060(a)	20	20
Series 2013-H03, Class FA, 0.44%, 8/20/2060(a)	6	6
Series 2013-H05, Class FB, 0.54%, 2/20/2062(a)	43	43
Series 2013-H07, Class MA, 0.69%, 4/20/2062(a)	8	8
Series 2012-H08, Class FC, 0.71%, 4/20/2062(a)	2,609	2,618
Series 2013-H02, Class HF, 0.44%, 11/20/2062(a)	15	15
Series 2013-H01, Class JA, 0.46%, 1/20/2063(a)	3,018	3,012
Series 2013-H04, Class SA, 0.56%, 2/20/2063(a)	2,150	2,150
Series 2013-H08, Class BF, 0.54%, 3/20/2063(a)	1,188	1,187
Series 2013-H07, Class HA, 0.55%, 3/20/2063(a)	3,611	3,611
Series 2013-H09, Class HA, 1.65%, 4/20/2063	619	621
Series 2014-H17, Class FC, 0.64%, 7/20/2064(a)	746	749
Series 2015-H11, Class FC, 0.69%, 5/20/2065(a)	32,847	33,052
Series 2015-H24, Class FA, 0.79%, 9/20/2065(a)	2,130	2,143
Series 2015-H32, Class FH, 0.80%, 12/20/2065(a)	3,561	3,594
Series 2016-H13, Class FD, 0.57%, 5/20/2066(a)	4,750	4,713
Series 2016-H13, Class FT, 0.72%, 5/20/2066(a)	2,169	2,174
Series 2016-H11, Class FD, 1.40%, 5/20/2066(a)	1,981	1,994
Series 2016-H16, Class FC, 1.02%, 7/20/2066(a)	6,556	6,583
Series 2016-H23, Class F, 0.89%, 10/20/2066(a)	2,220	2,244
Series 2016-H26, Class FC, 1.14%, 12/20/2066(a)	1,498	1,528
Series 2017-H05, Class FC, 0.89%, 2/20/2067(a)	1,624	1,643
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067(a)	6,230	642
Series 2017-H11, Class XI, IO, 2.27%, 5/20/2067(a)	16,318	1,576
Series 2017-H14, Class XI, IO, 1.80%, 6/20/2067(a)	7,176	588
Series 2017-H14, Class AI, IO, 2.19%, 6/20/2067(a)	8,405	853
Series 2020-H11, Class GI, IO, 3.33%, 7/20/2067(a)	7,448	638
Series 2017-H16, Class F, 0.59%, 8/20/2067(a)	4,003	3,968
Series 2017-H17, Class FQ, 0.72%, 9/20/2067(a)	5,356	5,349
Series 2018-H04, Class FE, 1.86%, 2/20/2068(a)	1,842	1,828
Series 2018-H13, Class DF, 0.56%, 7/20/2068(a)	5,051	4,998
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069(a)	21,492	883
Series 2019-H14, Class IE, IO, 0.93%, 5/20/2069(a)	62,953	1,771
Series 2019-H10, Class IB, IO, 2.08%, 5/20/2069(a)	28,858	1,371
Series 2019-H12, Class JI, IO, 2.05%, 7/20/2069(a)	26,080	1,479
Series 2019-H14, Class KI, IO, 2.29%, 7/20/2069(a)	17,932	1,151
Series 2019-H15, Class IJ, IO, 2.22%, 8/20/2069(a)	19,967	1,470
Series 2019-H18, Class CI, IO, 1.09%, 10/20/2069(a)	37,413	2,900
Series 2019-H18, Class KI, IO, 2.37%, 11/20/2069(a)	20,534	1,283
Series 2020-H02, Class DI, IO, 2.25%, 12/20/2069(a)	29,179	1,961
Series 2020-H04, Class FH, 0.74%, 2/20/2070(a)	5,990	6,061
Series 2020-H05, Class FK, 0.76%, 3/20/2070(a)	6,899	6,982
Series 2020-H05, IO, 2.56%, 3/20/2070(a)	37,032	2,966
Series 2020-H07, Class DI, IO, 2.49%, 4/20/2070(a)	51,014	4,469
Series 2020-H09, Class IE, IO, 2.71%, 5/20/2070(a)	14,051	1,337
Series 20-H22, Class JI, IO, 0.96%, 12/20/2070(a)(c)	133,163	7,324
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	2,237	2,170
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(d)	235	236
Series 2004-4, Class 1AF, 0.55%, 6/25/2034(a)(d)	126	106
Series 2005-RP2, Class 1AF, 0.50%, 3/25/2035(a)(d)	236	213
Series 2005-RP3, Class 1AF, 0.50%, 9/25/2035(a)(d)	1,501	1,246
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035‡(a)(d)	682	94
Series 2006-RP2, Class 1AS2, IF, IO, 5.92%, 4/25/2036‡(a)(d)	1,348	228

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 0.55%, 9/25/2032(a)	1	1
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	183	189
Series 2003-13, Class 1A1, 2.79%, 10/25/2033(a)	41	42
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	18	22
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	290	301
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	255	261
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	142	149
Series 2005-5F, Class 8A3, 0.65%, 6/25/2035(a)	40	37
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	429	446
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	124	98
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,763	1,307
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(d)(e)	6,000	6,029
Series 2018-RPL1, Class A, 3.88%, 8/25/2024(d)(e)	3,570	3,651
Series 2017-RPL1, Class A, 3.88%, 11/25/2024(d)(e)	3,325	3,406
Impac CMB Trust Series 2005-2, Class 2M1, 0.93%, 4/25/2035‡(a)	54	51
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	307	322
Impac Secured Assets Trust Series 2006-2, Class 2A1, 0.50%, 8/25/2036(a)	113	113
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.27%, 3/25/2036(a)	108	95
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 2.53%, 11/25/2033(a)	185	190
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033(a)	335	343
Series 2004-A3, Class 4A1, 3.26%, 7/25/2034(a)	17	17
Series 2006-A3, Class 6A1, 3.02%, 8/25/2034(a)	80	78
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034(a)	228	235
Series 2004-A4, Class 1A1, 2.88%, 9/25/2034(a)	38	37
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8
Series 2005-A1, Class 3A4, 3.29%, 2/25/2035(a)	154	149
Series 2007-A1, Class 5A2, 3.20%, 7/25/2035(a)	102	101
Legacy Mortgage Asset Trust Series 2020-GS1, Class A1, 2.88%, 10/25/2059(d)(e)	4,721	4,735
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036(a)	230	201
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	92	91
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	395	229
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(d)	2,595	2,618
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(d)	5,500	5,570
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(d)	7,250	7,303
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.11%, 4/21/2034(a)	63	63
Series 2004-3, Class 4A2, 2.71%, 4/25/2034(a)	37	33
Series 2004-4, Class 2A1, 2.91%, 5/25/2034(a)	18	18
Series 2004-13, Class 3A7, 3.19%, 11/21/2034(a)	322	329
Series 2004-15, Class 3A1, 3.64%, 12/25/2034(a)	105	98
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1	1
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	5	5
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	194	204
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	28	29
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	58	60
Series 2004-1, Class 30, PO, 2/25/2034‡	53	46
Series 2004-3, Class 30, PO, 4/25/2034‡	102	86
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	60	11
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	146	149
Series 2004-5, Class 30, PO, 6/25/2034‡	124	103
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	32	5
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	51	7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	541		574
Series 2004-7, Class 30, PO, 8/25/2034‡	31		26
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	155		21
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	962		155
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	47		48
Series 2004-P7, Class A6, 5.50%, 12/27/2033(d)	63		63
Series 2004-1, Class 30, PO, 2/25/2034‡	7		6
Series 2004-3, PO, 3/25/2034‡	3		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.50%, 5/25/2035(a)(d)	1,429		778
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035‡(d)	89		74
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 1.13%, 3/25/2028(a)	72		69
Series 2003-E, Class A1, 0.77%, 10/25/2028(a)	339		338
Series 2003-F, Class A1, 0.79%, 10/25/2028(a)	531		527
Series 2004-D, Class A2, 1.03%, 9/25/2029(a)	250		240
Series 2004-E, Class A2A, 0.97%, 11/25/2029(a)	96		98
Series 2003-A5, Class 2A6, 2.73%, 8/25/2033(a)	133		132
Series 2004-A4, Class A2, 3.19%, 8/25/2034(a)	206		209
Series 2004-1, Class 2A1, 2.63%, 12/25/2034(a)	173		174
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 3.32%, 7/25/2033(a)	62		62
Series 2005-A1, Class 3A, 3.25%, 12/25/2034(a)	22		23
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034(a)	273		293
MortgageIT Trust Series 2005-5, Class A1, 0.67%, 12/25/2035(a)	59		59
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(d)	256		255
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24
Series 2003-A1, Class A1, 5.50%, 5/25/2033	20		21
Series 2003-A1, Class A2, 6.00%, 5/25/2033	24		25
P -stla 7.25%, 10/11/2026‡	3,200		3,200
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	206		220
Series 2005-4, Class 2, PO, 10/25/2035‡	81		66
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(d)	2,090		2,101
PRPM LLC Series 2020-5, Class A1, 3.10%, 11/25/2025(d)(e)	7,426		7,441
RALI Trust
Series 2002-QS16, Class A3, IF, 16.31%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 7.40%, 5/25/2018‡(a)	1		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—
Series 2003-QS12, Class A2A, IF, IO, 7.45%, 6/25/2018‡(a)	—	(b)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		2
Series 2004-QA4, Class NB3, 3.09%, 9/25/2034‡(a)	223		219
Series 2004-QA6, Class NB2, 3.59%, 12/26/2034(a)	85		74
Series 2005-QA6, Class A32, 4.41%, 5/25/2035(a)	650		459
Series 2005-QA10, Class A31, 4.01%, 9/25/2035(a)	79		66
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	160		156
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.35%, 11/25/2033(a)(d)	88		88
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(d)	145		148
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(d)	1,853		1,887
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(d)	1,938		1,921
Repo Buyer 8.32%, 5/14/2022‡	5,499		5,499
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	4,424		4,409
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	127		131
Series 2004-IP2, Class 1A1, 2.92%, 12/25/2034(a)	342		351
Series 2005-A2, Class A4, IF, IO, 4.90%, 3/25/2035‡(a)	1,918		385

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	770	148
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	251	246
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	223	183
RFMSI Trust Series 2005-SA4, Class 1A1, 2.89%, 9/25/2035(a)	96	87
RMIP 5.60%, 8/25/2021‡	1,987	1,951
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057‡	3,863	4,307
Series 2019-1, Class M55D, 4.00%, 7/25/2058	5,056	5,558
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,104	4,536
Series 2019-4, Class M55D, 4.00%, 2/25/2059	3,989	4,418
Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,286	6,702
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	10,454	11,189
Series 2020-3, Class TTW, 3.00%, 5/25/2060	19,696	20,934
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 0.91%, 4/20/2033(a)	235	235
Series 2004-8, Class A1, 0.85%, 9/20/2034(a)	444	434
Series 2004-8, Class A2, 1.06%, 9/20/2034(a)	371	368
Series 2004-9, Class A1, 0.83%, 10/20/2034(a)	939	917
Series 2004-10, Class A1A, 0.77%, 11/20/2034(a)	357	344
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.81%, 10/19/2034(a)	496	497
Series 2005-AR5, Class A3, 0.40%, 7/19/2035(a)	768	760
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.50%, 12/25/2033(a)	620	608
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.89%, 11/25/2033(a)	124	124
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.79%, 9/25/2043(a)	32	32
Series 2004-1, Class II2A, 2.45%, 3/25/2044‡(a)	28	29
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022(e)	3,440	3,493
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024(d)	6,660	6,731
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	624	667
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	150	171
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	81	92
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	183	208
Series 1998-1, Class 2E, 7.00%, 3/15/2028	135	152
vMobo, Inc. 7.50%, 5/31/2024	10,000	9,823
VOLT PT 7/27/2023‡	4,868	4,773
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	162	167
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	73	76
Series 2003-AR7, Class A7, 2.71%, 8/25/2033(a)	171	169
Series 2003-AR8, Class A, 2.89%, 8/25/2033(a)	148	152
Series 2003-AR9, Class 2A, 2.78%, 9/25/2033(a)	110	105
Series 2003-AR9, Class 1A6, 2.80%, 9/25/2033(a)	537	534
Series 2003-S9, Class P, PO, 10/25/2033‡	9	8
Series 2003-AR11, Class A6, 2.75%, 10/25/2033(a)	393	396
Series 2003-S9, Class A8, 5.25%, 10/25/2033	401	413
Series 2004-AR3, Class A1, 3.65%, 6/25/2034(a)	32	32
Series 2004-AR3, Class A2, 3.65%, 6/25/2034(a)	214	217
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	622	642
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036‡(a)	42	34
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	52	52
Series 2005-2, Class 1A4, IF, IO, 4.90%, 4/25/2035‡(a)	2,679	394
Series 2005-4, Class CB7, 5.50%, 6/25/2035	347	332
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	240	237
Series 2005-11, Class A4, IF, IO, 4.80%, 1/25/2036‡(a)	4,053	608
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	206	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 3.38%, 10/25/2034(a)	407	403
Series 2007-7, Class A7, 6.00%, 6/25/2037	172	172

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $631,585)		653,704

ASSET-BACKED SECURITIES — 9.6%
ABFC Trust Series 2005-AQ1, Class A4, 5.01%, 1/25/2034‡(e)	124	126
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(d)	2,238	2,282
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(d)	1,796	1,914
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(d)	4,390	4,708
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(d)	3,975	4,370
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036(d)	3,076	3,295
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(d)	4,085	4,465
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(d)	1,500	1,667
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(d)	4,350	4,674
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(d)	1,570	1,704
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(d)	3,650	3,987
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(d)	3,172	3,560
Series 2015-SFR2, Class A, 3.73%, 10/17/2052‡(d)	1,824	1,975
Series 2015-SFR2, Class D, 5.04%, 10/17/2052‡(d)	3,100	3,431
Series 2015-SFR2, Class E, 6.07%, 10/17/2052‡(d)	3,600	4,057
B2R Mortgage Trust
Series 2016-1, Class A, 2.57%, 6/15/2049(d)	1,308	1,308
Series 2016-1, Class B, 3.87%, 6/15/2049‡(d)	2,000	2,002
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,805	3,797
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(d)	2,788	2,788
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050(c)(d)	1,145	1,144
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(d)	11,500	11,976
CFMT LLC Series 2019-HB1, Class A, 2.39%, 12/25/2029(a)(d)	8,678	8,715
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(e)	762	765
Series 2003-4, Class 1A5, 5.08%, 5/25/2033‡(e)	409	427
Series 2003-6, Class 1A7, 5.00%, 11/25/2034‡(e)	265	279
Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048(d)	1,224	1,227
CoreVest American Finance Trust
Series 2017-2, Class M, 5.62%, 12/25/2027‡(d)	2,200	2,335
Series 2019-3, Class XB, IO, 1.55%, 10/15/2052(a)(d)	27,000	2,491
Series 2019-3, Class XA, IO, 2.19%, 10/15/2052(a)(d)	23,162	1,790
Series 2019-3, Class A, 2.71%, 10/15/2052(d)	3,022	3,182
Diamond Resorts Owner Trust
Series 2016-1, Class A, 3.08%, 11/20/2028(d)	1,422	1,423
Series 2017-1A, Class A, 3.27%, 10/22/2029(d)	548	558
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(d)	374	376
Series 2018-1, Class B, 4.19%, 1/21/2031‡(d)	2,162	2,238
Series 2019-1A, Class A, 2.89%, 2/20/2032(d)	4,292	4,437
Series 2019-1A, Class B, 3.53%, 2/20/2032‡(d)	3,578	3,654
Series 2019-1A, Class C, 4.02%, 2/20/2032‡(d)	3,516	3,484
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(d)(e)	7,300	7,300
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055‡(d)	2,289	2,343
Series 2019-1, Class C, 5.00%, 9/20/2055‡(d)	1,522	1,528
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,858	6,434
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(e)	57	62
FORT CRE LLC Series 2018-1A, Class C, 2.98%, 11/16/2035‡(a)(d)	900	871

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(d)	632	624
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055(d)	2,689	2,757
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(d)	382	403
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(d)	1,299	1,360
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(d)	1,158	1,169
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(d)	1,517	1,548
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043(d)	1,093	1,136
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(d)	31	32
Series 2016-2A, Class A, 3.75%, 9/20/2041(d)	1,269	1,321
Series 2016-3A, Class A1, 3.08%, 9/20/2042(d)	857	877
Series 2016-4A, Class A1, 3.57%, 9/20/2047(d)	2,613	2,732
Series 2016-4A, Class A2, 4.29%, 9/20/2047(d)	2,613	2,761
Series 2017-1A, Class A2, 4.46%, 9/20/2047(d)	1,168	1,254
Series 2017-2A, Class A1, 3.28%, 9/20/2048(d)	1,816	1,877
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(d)	76	72
Hilton Grand Vacations Trust Series 2020-AA, Class B, 4.22%, 2/25/2039‡(d)	3,872	4,108
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039(d)	3,791	3,826
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.35%, 3/25/2036‡(a)	37	37
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039(d)	4,144	4,268
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.91%, 9/25/2026‡(a)(d)	147	1
Series 2012-4, Class A, IO, 0.82%, 9/25/2037‡(a)(d)	7,550	189
Series 2012-6, Class A, IO, 0.51%, 5/25/2039‡(a)(d)	5,482	81
Series 2015-2, Class A, IO, 2.87%, 7/25/2041‡(a)(d)	826	96
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 0.90%, 2/25/2034‡(a)	496	485
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(d)	1,829	1,845
Series 2013-1, Class M, 7.75%, 7/15/2019‡(d)	744	751
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	51,377	334
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(d)	1,486	1,597
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(d)	281	286
Series 2010-1, Class M, 5.25%, 12/15/2045‡(d)	433	447
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037‡(d)	2,781	2,829
Series 2020-1A, Class C, 4.21%, 10/20/2037‡(d)	1,854	1,956
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030(a)(d)	6,033	6,034
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.01%, 11/25/2033‡(e)	231	239
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025(d)	7,600	7,555
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038‡(d)	4,544	4,526
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(d)(e)	4,782	4,777
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059(d)(e)	8,325	8,351
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060(d)(e)	4,878	4,883
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060(d)(e)	5,040	5,041
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(d)	6,400	6,598
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(d)	6,285	6,472
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(d)	7,300	7,451
Series 2019-SFR4, Class E, 3.44%, 10/17/2036‡(d)	1,325	1,353
PRPM LLC
Series 2019-3A, Class A1, 3.35%, 7/25/2024(d)(e)	7,757	7,770
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(d)(e)	5,820	5,829
Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(d)(e)	4,966	4,974

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(e)	479	180
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(d)	490	508
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(d)	296	305
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.11%, 1/25/2036‡(e)	69	68
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035‡(d)	422	436
Series 2019-1A, Class C, 3.77%, 1/20/2036‡(d)	1,754	1,794
Series 2019-3A, Class B, 2.75%, 8/20/2036‡(d)	5,615	5,735
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	96	93
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	292	284
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(d)	1,247	1,246
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049‡(d)(e)	5,900	5,858
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049‡(d)(e)	3,500	3,474
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049‡(d)(e)	3,263	3,270
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049‡(d)(e)	5,980	5,931
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(d)(e)	3,244	3,247
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050‡(d)(e)	4,010	3,967
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(d)(e)	4,946	4,949
Series 2020-NPL5, Class A1B, 3.47%, 3/25/2050‡(d)(e)	4,258	4,161
VMD-WL1 4.71%, 1/31/2021	4,215	4,194
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(d)(e)	2,198	2,201
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049‡(d)(e)	2,800	2,769
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049‡(d)(e)	6,360	6,316
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049‡(d)(e)	4,220	4,231
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(d)(e)	7,410	7,429
Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050‡(d)(e)	7,500	7,432
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050‡(d)(e)	6,959	6,960
Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050‡(d)(e)	4,000	3,975
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050‡(d)(e)	6,288	6,283
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050(d)(e)	9,305	9,305
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(d)	733	770
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038(d)	3,461	3,621
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(d)	3,423	3,515
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034‡(d)	4,316	4,554

TOTAL ASSET-BACKED SECURITIES (Cost $362,367)		369,122

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.35%, 8/15/2046‡(a)(d)	2,500	2,687
Series 2016-FR14, Class A, 2.50%, 2/27/2048(a)(d)	5,185	5,154
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.87%, 5/27/2021(a)(d)	1,985	1,978
Series 2014-FRR5, Class AK30, PO, 6/27/2045(d)	4,500	4,174
Series 2016-FR13, Class A, 1.57%, 8/27/2045(a)(d)	6,365	6,203
Series 2015-FR11, Class AK25, 2.50%, 9/27/2045(a)(d)	4,500	4,497
Series 2014-FRR8, Class A, 2.12%, 11/26/2047(a)(d)	3,585	3,249

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.49%, 3/15/2036‡(a)(d)	2,000	1,860
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(d)	966	964
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(d)	4,100	4,185
Series 2012-SHOW, Class E, 4.16%, 11/5/2036(a)(d)	3,575	2,877
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(d)	1,500	1,597
Series 2013-SFS, Class A2, 3.09%, 4/12/2035(a)(d)	1,247	1,236
Series 2013-CR9, Class XB, IO, 0.25%, 7/10/2045‡(a)(d)	140,329	797
Series 2012-CR2, Class XA, IO, 1.78%, 8/15/2045‡(a)	4,605	89
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,650
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,718
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,741
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.38%, 10/15/2032‡(a)(d)	7,969	8,157
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032‡(a)(d)	2,900	2,778
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037‡(d)	1,700	1,320
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(d)	1,111	1,093
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	863	892
Series KJ07, Class A2, 2.31%, 12/25/2022	3,030	3,118
Series KS01, Class A2, 2.52%, 1/25/2023	1,786	1,838
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	87,882	2,780
Series KPLB, Class A, 2.77%, 5/25/2025	321	347
Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,106
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	65,700	2,838
Series K065, Class AM, 3.33%, 5/25/2027	993	1,134
Series K740, Class X1, IO, 0.76%, 9/25/2027(a)	33,000	1,507
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,798
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	2,959	3,030
Series 2014-M3, Class A2, 3.50%, 1/25/2024(a)	1,681	1,816
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	4,091	4,422
Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,756	2,938
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,054	1,120
Series 2015-M2, Class A3, 3.13%, 12/25/2024(a)	1,850	1,985
Series 2015-M13, Class A2, 2.80%, 6/25/2025(a)	3,091	3,306
Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,153
Series 2017-M3, Class A2, 2.56%, 12/25/2026(a)	1,890	2,059
Series 2017-M15, Class A2, 3.06%, 9/25/2027(a)	5,000	5,592
Series 2018-M7, Class A2, 3.15%, 3/25/2028(a)	4,377	4,985
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	12,457	12,267
Series 2019-M1, Class A2, 3.67%, 9/25/2028(a)	4,615	5,411
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,373
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028(a)	5,625	750
Series 2018-M3, Class A2, 3.19%, 2/25/2030(a)	1,255	1,431
Series 2020-M39, Class X1, IO, 2.12%, 7/25/2030(a)	52,641	7,166
Series 2020-M50, Class A1, 0.67%, 10/25/2030	508	504
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	132
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030(a)	2,290	277
FREMF Mortgage Trust
Series 2014-K39, Class C, 4.28%, 8/25/2047(a)(d)	3,099	3,346
Series 2014-K41, Class C, 3.96%, 11/25/2047(a)(d)	1,830	1,985
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(d)	1,626	1,772
Series 2015-K44, Class B, 3.81%, 1/25/2048(a)(d)	3,790	4,110
Series 2015-K45, Class B, 3.71%, 4/25/2048(a)(d)	5,075	5,483
Series 2015-K46, Class C, 3.82%, 4/25/2048(a)(d)	3,000	3,165
Series 2015-K48, Class B, 3.76%, 8/25/2048(a)(d)	5,545	5,997
Series 2015-K48, Class C, 3.76%, 8/25/2048(a)(d)	5,000	5,142

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-K49, Class C, 3.85%, 10/25/2048(a)(d)	3,000	3,135
Series 2015-K50, Class B, 3.91%, 10/25/2048(a)(d)	2,100	2,299
Series 2015-K51, Class B, 4.09%, 10/25/2048(a)(d)	1,000	1,099
Series 2016-K722, Class B, 3.98%, 7/25/2049(a)(d)	5,250	5,565
Series 2016-K59, Class B, 3.70%, 11/25/2049(a)(d)	1,902	2,067
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.27%, 11/10/2039‡(a)(d)	1,919	3
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.39%, 6/12/2043‡(a)	4,030	3
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.17%, 12/27/2046(a)(d)	3,500	3,301
Series 2014-FRR1, Class BK10, 0.46%, 11/27/2049(a)(d)	1,749	1,749
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(d)	2,686	3,024
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.39%, 2/15/2041‡(a)(d)	2,507	1
Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	105	105
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(d)	5,000	5,226
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(d)	7,000	6,834
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.85%, 10/15/2049‡(a)(d)	3,393	3,241
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.79%, 4/14/2036‡(a)(d)	3,000	2,857
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(d)	2,123	2,112
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.25%, 5/10/2045(a)(d)	5,561	97
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(d)	3,015	2,957
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	896
Series 2012-C2, Class XA, IO, 1.45%, 5/10/2063‡(a)(d)	10,068	164
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,339
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030(d)	2,991	3,078
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045‡(a)(d)	469	—	(b)
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(d)	1,030	1,033
Series 2013-C11, Class D, 4.40%, 3/15/2045‡(a)(d)	750	685
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,136	1,150

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $218,094)		230,099

CORPORATE BONDS — 1.5%
Software — 1.5%
G2, Inc. 2.50%, 11/20/2050(c) (Cost $58,634)	55,800	58,634

U.S. TREASURY OBLIGATIONS — 0.0%(g)
U.S. Treasury STRIPS Bonds 7.29%, 11/15/2030(h) (Cost $95)	150	135

	Shares (000)
SHORT-TERM INVESTMENTS — 17.4%
INVESTMENT COMPANIES — 17.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(i)(j) (Cost $670,629)	670,251	670,653

Total Investments — 109.2% (Cost $4,108,608)		4,207,755
Liabilities in Excess of Other Assets — (9.2)%		(354,459)

Net Assets — 100.0%		3,853,296

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
CSMC	Credit Suisse Mortgage Trust

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(f)	Defaulted security.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	The rate shown is the effective yield as of November 30, 2020.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments  — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$–	$124,629	$244,493	$369,122
Collateralized Mortgage Obligations	–	608,322	45,382	653,704
Commercial Mortgage-Backed Securities	–	198,623	31,476	230,099
Corporate Bonds	–	58,634	–	58,634
Mortgage-Backed Securities	–	2,225,408	–	2,225,408
U.S. Treasury Obligations	–	135	–	135
Short-Term Investments
Investment Companies	670,653	–	–	670,653

Total Investments in Securities	$670,653	$3,215,751	$321,351	$4,207,755

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities
Asset-Backed Securities	$249,350	$61	$(1,014)	$(190)	$25,227	$(61,945)	$47,699	$(14,695)	$244,493
Collateralized Mortgage Obligations	37,944	2	(404)	(1,319)	7,246	(4,517)	6,430	—	45,382
Commercial Mortgage-Backed Securities	37,188	—	(1,586)	(385)	34	(297)	—	(3,478)	31,476

Total	$324,482	$63	$(3,004)	$(1,894)	$32,507	$(66,759)	$54,129	$(18,173)	$321,351

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,846,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$225,816	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (11.40%)
			Constant Default Rate	0.00% - 4.00% (0.06%)
			Yield (Discount Rate of Cash Flows)	1.26% - 5.69% (3.30%)

Asset-Backed Securities	225,816

	14,473	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (37.64%)
			Constant Default Rate	0.00% - 6.60% (1.44%)
			Yield (Discount Rate of Cash Flows)	0.03% - 199.00% (8.37%)

Collateralized Mortgage Obligations	14,473

	27,821	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.90%)
			Yield (Discount Rate of Cash Flows)	(1.01)% - 42.51% (4.09%)

Commercial Mortgage-Backed Securities	27,821

Total	$268,110

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $53,241,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$196,979	$2,043,506	$1,569,650	$(166)	$(16)	$670,653	670,251	$455	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.